UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04782

HSBC FUNDS
(Exact name of registrant as specified in charter)

452 FIFTH AVENUE
NEW YORK, NY 10018
(Address of principal executive offices) (Zip code)

CITI FUND SERVICES
4400 EASTON COMMONS, SUITE 200
COLUMBUS, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31 Date of reporting period: April 30, 2022

Item 1. Reports to Stockholders.

HSBC Funds

Semi-Annual Report
April 30, 2022

MONEY MARKET FUNDS	Class A	Class C	Class D	Class E	Class I	Intermediary Class	Intermediary Service Class	Class Y
HSBC U.S. Government Money Market Fund	FTRXX	HUMXX	HGDXX	HGEXX	HGIXX	HGGXX	HGFXX	RGYXX
HSBC U.S. Treasury Money Market Fund	HWAXX	HUCXX	HTDXX	HTEXX	HBIXX	HTGXX	HTFXX	HTYXX

Table of Contents
HSBC Family of Funds
Semi-Annual Report - April 30, 2022

Glossary of Terms	2
Commentary From the Investment Manager	3
Portfolio Reviews	4
Portfolio Composition	6

Schedules of Portfolio Investments
HSBC U.S. Government Money Market Fund	7
HSBC U.S. Treasury Money Market Fund	10
Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	18
Investment Adviser Contract Approval	28
Table of Shareholder Expenses	31
Other Information	33

Glossary of Terms

Basis points (BPS) refers to a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1%, or 0.01%, or 0.0001, and is used to denote the percentage change in a financial instrument.

Bloomberg Global Aggregate Index is an index that is the measure of the global investment-grade debt from 24 local currency markets, which include treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers.

Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.

Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high-yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/ BB+ or below. Bonds from issuers with an emerging markets (EM) country of risk, based on Barclays EM country definition, are excluded.

Duration is a measure of the sensitivity of the price of a bond or other debt instrument to a change in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. A bond’s duration is easily confused with its term or time to maturity because they are both measured in years. However, a bond’s term is a linear measure of the years until repayment of principal is due; it does not change with the interest rate environment. Duration, on the other hand, is non-linear and accelerates as time to maturity lessens.

ICE BofA Merrill Lynch U.S. High Yield Index is an index that tracks the performance of U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market.

Gross Domestic Product (“GDP”) is the value of goods and services produced in a given country in a given year.

London Interbank Offered Rate (“LIBOR”) is an interest rate at which banks can borrow funds, in marketable size, from other banks in the London interbank market. The LIBOR is fixed on a daily basis by the British Bankers’ Association. The LIBOR is derived from a filtered average of the world’s most creditworthy banks’ interbank deposit rates for larger loans with maturities between overnight and one full year.

MSCI Europe Australasia and Far East (“MSCI EAFE”) Index is an equity index which captures the large- and mid-cap representation across 21 developed markets countries, excluding the U.S. and Canada.

MSCI Emerging Markets Index is a float-adjusted market capitalization index that is designed to measure equity market performance in global emerging markets.

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Secured Overnight Financing Rate (“SOFR”) is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities. The SOFR includes all trades in the Broad General Collateral Rate plus bilateral Treasury repurchase agreement (repo) transactions cleared through the Delivery-versus-Payment (DVP) service offered by the Fixed Income Clearing Corporation (FICC), which is filtered to remove a portion of transactions considered specials.

Securities indices are unmanaged and assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

2       HSBC FAMILY OF FUNDS

Commentary From the Investment Manager (Unaudited)
HSBC Global Asset Management (USA) Inc.

Global Economic Review

During the six-month period ending April 30, 2022, major economies including the United States and China experienced slower economic growth. The transition into the latter stages of the expansive phase of the economic cycle was marked by more normalized monetary policies among most central banks. Rising inflation and persistent supply-side constraints dominated the macro-economic outlook for the period and generated headwinds for the global economy.

In the final months of 2021, supply-side constraints still posed a challenge to global economies. Strong demand from U.S. consumers continued to outstrip supply for many goods, which helped support persistent near-term inflation in the U.S. Ongoing virus containment efforts in many emerging markets countries, including China, worsened the demand-supply imbalance. High inflation was also a factor in the U.K. and some emerging markets, such as Russia and Eastern Europe.

Despite these challenges, the U.S. economy managed to grow at an annualized rate of 7% in the fourth quarter of 2021. Continued job growth and solid fundamentals helped support equity markets as they closed out the year, and the outlook for growth remained cautiously optimistic into the New Year. However, inflation showed no signs of abating in early 2022, leading to concerns the Federal Reserve (the Fed) would accelerate its plans to tighten monetary policy which would generate additional drag on the economy.

Geopolitical tensions flared in February with the Russian invasion of Ukraine. The conflict sent oil prices higher, adding to already high inflation metrics. Slowing growth and persistent high inflation raised the specter of stagflation—where the economy is marked by persistent high inflation, stagnant demand, and high unemployment—even as rising wages and labor supply shortages presented long-term risks for continued inflation in the U.S.

Geopolitical tensions and high oil prices dominated the remainder of the period under review, even as the Fed in March instituted the first of its planned rate hikes in 2022. The Fed maintained its hawkish approach despite first quarter GDP estimates showing a decline of 1.7% for the quarter on an annualized basis.

High energy prices generated headwinds for the eurozone and India, which offset the growth the regions were expecting as they began to ease COVID restrictions. Lingering trade tensions around Brexit and higher energy prices generated headwinds for the U.K. economy as well. Meanwhile, challenges in China’s property sector generated economic headwinds early in the period, while its zero-COVID policy led to lockdowns in major cities, including much of Shanghai in March, which further amplified supply-side disruptions. For its part, Japan continued to suffer from a weaker yen and higher commodity prices, which overwhelmed that country’s post-pandemic return to growth.

Emerging markets economies largely showed signs of rebounding economic growth through the end 2021 amid easing virus outbreaks, particularly in Latin America, and higher oil prices that benefited oil-exporting countries such as Russia. However, rising inflation, supply chain issues, and tighter monetary and fiscal policies generated larger economic headwinds as the New Year began. The conflict in Ukraine further weighed on many emerging markets in the final months of the period, particularly among many Eastern Europe countries and Russia. Sanctions imposed by western nations in response to the conflict drove the Russian economy toward a deep recession. By comparison, Gulf countries continued to experience robust growth as they benefited from rapid COVID-19 vaccinations and higher oil prices.

Rising inflation drove most central banks to begin tightening monetary policy despite the risks to their relative economies. The notable exception was the People’s Bank of China. They maintained a more dovish tone given growth risks in the Chinese economy remained their primary concern while inflation presented less of a challenge. By comparison, the Fed raised rates by 25 basis points in March, with plans for additional hikes throughout 2022. Inflation in the U.S. remained high across the six-month period, measuring 6.8% on an annualized basis in November 2021, and ending the period at 8.3% in April—slightly down from a peak annualized rate of 8.5% in March 2022.

Market review

Global equity markets fell for the six-month period due in large part to growing inflation fears and the spreading economic impacts of the conflict in Ukraine in April. Stock markets managed to post small gains in December and March, but that was not enough to offset the losses in April. In the U.S., small- and mid-cap stocks generally underperformed their large-cap counterparts for the period. The Russell 2000 Index1 of small-cap stocks returned -18.38% for the six months under review, compared to a -11.29% return for the Russell 1000 Index1 of large-cap stocks. Value stocks generally outperformed growth-oriented companies as investors grew concerned about the potential impacts of rising inflation on growth stocks’ earnings projections.

International equities also fell largely in line with U.S. equities, although emerging markets fell farther than developed international markets. The MSCI EAFE Index1 of developed-market international stocks lost -11.80% (NR), while the MSCI Emerging Markets Index1 returned -14.15% (NR).

Global fixed income markets generally struggled due to inflation concerns, which helped push U.S. and European bond yields higher and prices lower in every month except December. The Bloomberg U.S. Aggregate Bond Index1, which tracks investment-grade bonds in the U.S. market, returned -9.47% for the six-month period under review. By comparison, the Bloomberg Global Aggregate Bond Index1, which tracks the broader global investment-grade fixed income market, returned -11.69% for the same period. Amid rising interest rates, U.S. high-yield bonds generally fared better than investment grade bonds, but still lost ground. The ICE BofA Merrill Lynch U.S. High Yield Index1, which tracks high-yield bonds in the U.S. market, returned -7.22% over the six months under review.

1	For additional information, please refer to the Glossary of Terms.

HSBC FAMILY OF FUNDS       3

Portfolio Reviews (Unaudited)

HSBC U.S. Government Money Market Fund
(Class A Shares, Class C Shares, Class D Shares, Class E Shares, Class I Shares,
Intermediary Class, Intermediary Service Class and Class Y Shares)
by John Chiodi
Senior Portfolio Manager
Moody’s and Standard & Poor’s have assigned an “Aaa-mf” and “AAAm” rating to the HSBC U.S. Treasury Money Market Fund.[1]

Investment Concerns

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Portfolio Performance

Yields on U.S. government money market securities rose significantly during the six-month period ended April 30, 2022. The Federal Reserve (Fed) signaled at the beginning of the period that rate hikes, intended to curb rising inflation, were imminent. By December 2021, markets were signaling expectations for several rate hikes in 2022, totaling 100 basis points. Toward the end of the period, however, expectations had increased to 250 basis points for the 2022 calendar year. When the first rate hike came—an increase of 25 basis points on March 17—the Fed undershot expectations, as the economic impact of Russia’s invasion of Ukraine remained uncertain.

Liquidity remained high during the period. The federal reverse repurchase agreement (RRP) facility peaked at $1.9 trillion in December and April.

The large amount of liquidity in overnight positions supported yields in those markets and depressed yields on the longer-duration Treasury bills available for investment by the Fund, despite rising interest rates. Yields on repurchase agreements remained more attractive than yields on the longer-duration Treasury bills available to the Fund.

As a result, the Fund maintained heavy positions in floating-rate notes and repurchase agreements throughout the period. This positioning kept weighted average maturity short and poised the Fund to take advantage of the steepening yield curve as resets capture the higher rates generated by Federal Reserve actions. †

†	Portfolio composition is subject to change.
‡	For additional information, please refer to the Glossary of Terms.

Fund Performance			Average Annual Total Return (%)				Yield (%)[2]	Expense Ratio (%)[3]
As of April 30, 2022	Inception Date	Six Months*	1 Year	5 Year	10 Year	Since Inception	7-Day Average	Gross	Net
Class A	5/3/90	0.00	0.01	0.67	0.34	2.26	0.01	0.64	0.64
Class C4	11/20/06	—	—	—	—	1.39	—	1.24	1.24
Class D	4/1/99	0.00	0.01	0.76	0.39	1.41	0.01	0.49	0.49
Class E5	7/12/16	—	—	—	—	0.34	—	0.24	0.24
Class I6	12/24/03	0.04	0.06	0.99	0.55	1.04	0.32	0.14	0.14
Intermediary Class	7/12/16	0.04	0.05	0.96	—	0.88	0.28	0.29	0.18
Intermediary Service Class	7/12/16	0.03	0.04	0.94	—	0.87	0.26	0.34	0.20
Class Y	7/1/96	0.02	0.02	0.91	0.49	1.94	0.21	0.24	0.24

Past performance does not guarantee future results.The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2023 for the Class E Shares, Class I Shares, Intermediary Class Shares and Intermediary Service Class Shares and HSBC Global Asset Management (USA) Inc., the Adviser, working in conjunction with the Fund’s other service providers, has voluntarily agreed to waive or limit net operating expenses in excess of the Fund’s daily yield. The Adviser may terminate these temporary waivers and expense limitation efforts at any time and shareholders should not expect these temporary waiver and expense limitation efforts to continue indefinitely.

*	Aggregate Total Return.
1

The “Aaa-mf ” and “AAAm” money market fund rating is historical and reflects Moody’s and Standard & Poor’s opinion as to the quality of the Fund’s investments, liquidity management, and operations and trading support. Periodic reviews are conducted to ensure a secure operations environment. Moody’s and Standard & Poor’s ratings represent an opinion only, not a recommendation to buy or sell. Obligations rated A-1+, A-1 or P-1 are rated in the highest short-term rating category by Standard & Poor’s (A-1+ or A-1) or Moody’s Investor Service (P-1). The obligor’s capacity to meet its financial commitments on these obligations is regarded to be “extremely strong” (A-1+), “strong” (A-1) or “superior” (P-1).

2

The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. The seven-day yield reflects voluntary fee waivers/expense reimbursements. Without the voluntary fee waivers/expense reimbursements, the yields would have been -0.20%, -0.05%, 0.30%, 0.15%, 0.10% and 0.20% for Class A Shares, Class D Shares, Class I Shares, Intermediary Class, Intermediary Service Class, and Class Y Shares, respectively.

3

Reflects the expense ratio as reported in the prospectus dated February 28, 2022. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.25%, 0.14%, 0.18%, and 0.20% for Class E Shares, Class I Shares, Intermediary Class Shares, and Intermediary Service Class Shares, respectively. The expense limitation shall be in effect until March 1, 2023. Additional information pertaining to the April 30, 2022 expense ratios can be found in the financial highlights.

4

Reflects the applicable contingent deferred sales charge, maximum of 1.00%, for returns presented. Class C Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 346, 362 and 351 days during the years ended October 31, 2006, 2009 and 2010, respectively. The Class was not operational during the entire six-months ended April 30, 2022 and the entire fiscal years ended October 31, 2007, 2008, and 2011 through 2021. No returns are presented for the one-year, five-year and 10-year periods with non-continuous operations.

5

Class E Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 112 and 283 days during the years ended October 31, 2016 and 2017, respectively. The Class was not operational during the entire six-months ended April 30, 2022 and the entire fiscal years ended October 31, 2018 through 2021. No return is presented for the one-year period with non-continuous operations.

6

Class I Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 10, 89,136 and 357 days during the years ended October 31, 2004, 2005, 2006 and 2007, respectively. The Class was operational during the entire six-months ended April 30, 2022 and the entire fiscal years ended October 31, 2008 through 2021.

4	HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)

HSBC U.S. Treasury Money Market Fund
(Class A Shares, Class C Shares, Class D Shares, Class E Shares, Class I Shares,
Intermediary Class, Intermediary Service Class and Class Y Shares)
by John Chiodi
Senior Portfolio Manager
Moody’s and Standard & Poor’s have assigned an “Aaa-mf” and “AAAm” rating to the HSBC U.S. Treasury Money Market Fund.[1]

Investment Concerns

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Portfolio Performance

Yields on U.S. government money market securities rose significantly during the six-month period ended April 30, 2022. The Federal Reserve signaled at the beginning of the period that rate hikes, intended to curb rising inflation, were imminent. By December 2021, markets were signaling expectations for several rate hikes in 2022, totaling 100 basis points. Toward the end of the period, however, expectations had increased to 250 basis points for the 2022 calendar year. When the first rate hike came—an increase of 25 basis points on March 17—the Fed undershot expectations, as the economic impact of Russia’s invasion of Ukraine remained uncertain.

Liquidity remained high during the period. The federal reverse repurchase agreement (RRP) facility peaked at $1.9 trillion in December and April.

The large amount of liquidity in overnight positions supported yields in those markets and depressed yields on the longer-duration Treasury bills available for investment by the Fund, despite rising interest rates. Yields on repurchase agreements remained more attractive than yields on the longer-duration Treasury bills available to the Fund.

As a result, the Fund maintained a heavy position in floating-rate notes. This positioning kept weighted average maturity short and poised the Fund to take advantage of the steepening yield curve as resets capture the higher rates generated by Federal Reserve actions.†

†	Portfolio composition is subject to change.
‡	For additional information, please refer to the Glossary of Terms.

Fund Performance			Average Annual Total Returns (%)				Yield (%)[2]	Expense Ratio (%)[3]
As of April 30, 2022	Inception Date	Six Months*	1 Year	5 Year	10 Year	Since Inception	7-Day Average	Gross	Net
Class A4	5/24/01	—	—	—	—	1.08	—	0.66	0.66
Class C5	12/24/03	—	—	—	—	0.04	—	1.26	1.26
Class D	5/14/01	0.00	0.01	0.73	0.37	0.90	0.01	0.51	0.51
Class E6	7/12/16	—	—	—	—	0.37	—	0.26	0.25
Class I7	12/30/03	0.04	0.04	0.96	0.51	0.99	0.34	0.16	0.14
Intermediary Class	7/12/16	0.04	0.04	0.91	—	0.83	0.32	0.31	0.18
Intermediary Service Class	7/12/16	0.03	0.04	0.93	—	0.85	0.30	0.36	0.20
Class Y	5/11/01	0.02	0.03	0.88	0.46	1.04	0.23	0.26	0.26

Past performance does not guarantee future results.The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2023 for the Class E Shares, Class I Shares, Intermediary Class Shares and Intermediary Service Class Shares and HSBC Global Asset Management (USA) Inc., the Adviser, working in conjunction with the Fund’s other service providers, has voluntarily agreed to waive or limit net operating expenses in excess of the Fund’s daily yield. The Adviser may terminate these temporary waivers and expense limitation efforts at any time and shareholders should not expect these temporary waiver and expense limitation efforts to continue indefinitely.

*	Aggregate total return.
1

The “Aaa-mf and “AAAm” money market fund rating is historical and reflects Moody’s and Standard & Poor’s opinion as to the quality of the Fund’s investments, liquidity management, and operations and trading support. Periodic reviews are conducted to ensure a secure operations environment. Moody’s and Standard & Poor’s ratings represent an opinion only, not a recommendation to buy or sell. Obligations rated A-1+, A-1 or P-1 are rated in the highest short-term rating category by Standard & Poor’s (A-1+ or A-1) or Moody’s Investor Service (P-1). The obligor’s capacity to meet its financial commitments on these obligations is regarded to be “extremely strong” (A-1+), “strong” (A-1) or “superior” (P-1).

2

The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. Without the voluntary fee waivers/expense reimbursements, the yields would have been -0.05%, 0.30%, 0.15%, 0.10%, and 0.20% for the Class D Shares, Class I Shares, Intermediary Class, Intermediary Service Class, and Class Y Shares, respectively.

3

Reflects the expense ratio as reported in the prospectus dated February 28, 2022. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.25%, 0.14%, 0.18%, and 0.20% for Class E Shares, Class I Shares, Intermediary Class Shares, and Intermediary Service Class Shares, respectively. The expense limitation shall be in effect until March 1, 2023. Additional information pertaining to the April 30, 2022 expense ratios can be found in the financial highlights.

4

Class A Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 201 days during the year ended October 31, 2014 and the entire fiscal years ended October 31, 2001 through 2013. The Class was not operational during the entire six-months ended April 30, 2022 and the entire fiscal years ended October 31, 2015 through 2021. No returns are presented for the one-year, five-year and 10-year periods with non-continuous operations.

5

Reflects the applicable contingent deferred sales charge, maximum of 1.00%, for returns presented. Class C Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 26 and 351 days during the years ended October 31, 2008 and 2010, respectively. The Class was operational during the entire fiscal years ended October 31, 2005, 2006, 2007 and 2009. The Class was not operational during the entire six-months ended April 30, 2022 and the entire fiscal years ended October 31, 2011 through 2021. No returns are presented for the one-year, five-year and 10-year periods with non-continuous operations.

6

Class E Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 112 and 283 days during the fiscal years ended October 31, 2016 and 2017, respectively. The Class was not operational during the entire six-months ended April 30, 2022 and the entire fiscal years ended October 31, 2018 through 2021. No return is presented for the one-year period with non-continuous operations.

7

Class I Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 13 and 280 days during the fiscal years ended October 31, 2004 and 2005, respectively. The Class was operational during the entire six-months ended April 30, 2022 and the entire fiscal years ended October 31, 2006 through 2021.

HSBC FAMILY OF FUNDS	5

Portfolio Reviews

Portfolio Composition*
April 30, 2022 (Unaudited)

HSBC U.S. Government Money Market Fund
Investment Allocation	Percentage of Investments at Value (%)
Repurchase Agreements	53.2
U.S. Treasury Obligations	25.5
U.S. Government and Government
Agency Obligations	16.0
Investment Companies	5.3
Total	100.0

HSBC U.S. Treasury Money Market Fund
Investment Allocation	Percentage of Investments at Value (%)
U.S. Treasury Obligations	100.0
Total	100.0
____________________

*	Portfolio composition is subject to change.

6	HSBC FAMILY OF FUNDS

HSBC U.S . GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments—as of April 30, 2022 (Unaudited)

U.S. Government and Government Agency Obligations — 15.7%
	Principal Amount ($)	Value ($)
Federal Farm Credit Bank — 10.2%
0.30% (SOFR + 2 bps),
7/13/2023(a)	94,000,000	93,965,792
0.30% (SOFR + 2 bps),
9/15/2023(a)	15,000,000	14,993,221
0.31% (FCPR DLY - 319 bps),
5/25/2022(a)	20,000,000	19,999,899
0.32% (SOFR + 4 bps),
7/12/2023(a)	50,000,000	49,996,965
0.32% (FCPR DLY - 318 bps),
8/16/2022(a)	225,000,000	224,993,323
0.32% (FCPR DLY - 318 bps),
10/4/2022(a)	50,000,000	49,998,570
0.33% (SOFR + 5 bps),
8/25/2022(a)	75,000,000	74,997,579
0.33% (FCPR DLY - 317 bps),
2/15/2023(a)	200,000,000	199,933,961
0.34% (FCPR DLY - 317 bps),
4/21/2023(a)	150,000,000	149,994,089
0.34% (SOFR + 6 bps),
1/10/2024(a)	54,000,000	54,000,000
0.34% (FCPR DLY - 316 bps),
7/26/2023(a)	42,000,000	41,963,085
0.34% (SOFR + 6 bps),
12/13/2023(a)	49,000,000	49,000,000
0.34% (SOFR + 6 bps),
12/27/2023(a)	80,000,000	80,000,000
0.34% (FCPR DLY - 316 bps),
10/12/2023(a)	70,000,000	69,935,642
0.36% (FCPR DLY - 315 bps),
3/15/2023(a)	175,000,000	174,992,266
0.36% (FEDL01 + 3 bps),
12/8/2023(a)	154,000,000	153,964,803
0.37% (SOFR + 9 bps),
7/25/2022(a)	73,000,000	72,999,138
0.37% (FEDL01 + 4 bps),
10/20/2023(a)	250,000,000	249,988,823
0.38% (FCPR DLY - 312 bps),
1/8/2024(a)	67,000,000	67,000,000
0.38% (FEDL01 + 6 bps),
1/19/2023(a)	50,000,000	49,998,179
0.40% (FCPR DLY - 310 bps),
9/26/2023(a)	100,000,000	100,000,000
0.41% (FCPR DLY - 310 bps),
10/27/2023(a)	175,000,000	174,993,397
0.42% (SOFR + 14 bps),
11/6/2023(a)	40,800,000	40,847,114
0.43% (SOFR + 15 bps),
7/28/2022(a)	75,000,000	75,000,000
0.43% (FCPR DLY - 307 bps),
7/25/2022(a)	150,000,000	149,998,938
0.46% (FCPR DLY - 304 bps),
5/3/2022(a)	250,000,000	249,999,958
0.53% (FCPR DLY - 297 bps),
6/8/2022(a)	43,000,000	43,001,318
0.54% (FCPR DLY - 296 bps),
7/15/2022(a)	47,007,000	47,007,000
0.60% (SOFR + 32 bps),
6/9/2023(a)	8,000,000	8,024,648
0.80% (USBMMY3M - 9 bps),
4/30/2024(a)	250,000,000	249,937,286
0.82% (USBMMY3M - 7 bps),
3/22/2023(a)	100,000,000	99,995,548
0.91% (USBMMY3M + 2
bps), 3/20/2023(a)	175,000,000	175,000,000
0.93% (USBMMY3M + 4
bps), 5/3/2023(a)	175,000,000	175,000,000
		3,531,520,542
Federal Home Loan Bank — 4.0%
0.24%, 5/5/2022(b)	375,000,000	374,987,500
0.34% (SOFR + 6 bps),
5/13/2022(a)	50,000,000	50,000,000
0.34% (SOFR + 6 bps),
11/18/2022(a)	50,000,000	50,000,000
0.34% (SOFR + 7 bps),
11/10/2022(a)	50,000,000	50,000,000
0.76%, 7/11/2022(b)	400,000,000	399,392,555
1.41%, 10/26/2022(b)	450,000,000	446,870,167
		1,371,250,222
Federal Home Loan Mortgage Corporation — 1.2%
0.37% (SOFR + 9 bps),
8/3/2022(a)	75,000,000	75,000,000
0.38% (SOFR + 10 bps),
8/19/2022(a)	107,900,000	107,901,247
0.38% (SOFR + 10 bps),
9/9/2022(a)	70,000,000	70,000,000
0.54% (SOFR + 26 bps),
5/5/2022(a)	150,000,000	150,000,000
		402,901,247
Federal National Mortgage Association — 0.3%
0.46% (SOFR + 18 bps),
6/3/2022(a)	99,500,000	99,508,667

TOTAL U.S. GOVERNMENT
AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $5,405,180,678)		5,405,180,678

U.S.Treasury Obligations — 25.1%
U.S. Treasury Bills — 13.4%
0.08%, 8/11/2022(b)	300,000,000	299,933,275
0.51%, 6/21/2022(b)	1,000,000,000	999,356,656
0.54%, 7/12/2022(b)	150,000,000	149,835,000
0.63%, 7/19/2022(b)	5,000,000	4,992,978
0.66%, 7/7/2022(b)	150,000,000	149,812,819
0.70%, 7/26/2022(b)	3,000,000,000	2,994,816,111
		4,598,746,839
U.S. Treasury Notes — 11.7%
0.13%, 6/30/2022	180,000,000	180,017,316
0.82% (USBMMY3M - 8 bps),
4/30/2024(a)	230,000,000	229,999,979
0.88% (USBMMY3M - 2 bps),
1/31/2024(a)	1,550,000,000	1,551,215,873
0.92% (USBMMY3M + 3
bps), 7/31/2023(a)	395,500,000	395,953,592
0.93% (USBMMY3M + 3
bps), 4/30/2023(a)	525,000,000	525,053,049
0.93% (USBMMY3M + 4
bps), 10/31/2023(a)	445,000,000	445,062,578
0.94% (USBMMY3M + 5
bps), 1/31/2023(a)	391,000,000	391,201,769
0.95% (USBMMY3M + 6
bps), 7/31/2022(a)	61,000,000	61,031,575

See notes to financial statements.	HSBC FAMILY OF FUNDS	7

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments—as of April 30, 2022 (Unaudited) (continued)

U.S. Treasury Obligations, continued
	Principal
	Amount ($)	Value ($)
0.95% (USBMMY3M + 6
bps), 10/31/2022(a)	58,000,000	58,039,624
1.88%, 5/31/2022	200,000,000	200,298,866
		4,037,874,221
TOTAL U.S.TREASURY
OBLIGATIONS (Cost
$8,636,621,060)		8,636,621,060

Investment Companies — 5.2%
	Shares
BlackRock Liquidity Funds
FedFund Portfolio,
Institutional Shares,
0.32%(c)	1,589,914,644	1,589,914,644
Dreyfus Government
Cash Management,
Institutional Shares,
0.24%(c)	212,850,511	212,850,511
Federated Hermes
Government Obligation
Fund, Institutional
Shares, 0.23%(c)	3,787,812	3,787,812
TOTAL INVESTMENT
COMPANIES
(Cost $1,806,552,967)		1,806,552,967

Repurchase Agreements — 52.3%
	Principal
	Amount ($)
Australia & New Zealand
Bank, 0.300%,
5/2/22, (Purchased on
4/29/22, proceeds at
maturity $150,003,095,
Collateralized by U.S.
Treasury Security,
(0.75%), (2/5/22), fair
value of $150,003,095)	149,999,345	149,999,345
Bank of Montreal, 0.300%,
5/2/22, (Purchased on
4/29/22, proceeds at
maturity $200,005,000,
Collateralized by various
U.S. Government Agency
Obligations, (2.00%
- 3.00%), (11/20/49 -
4/20/52), fair value of
$204,000,001)	200,000,000	200,000,000
Canadian Imperial Bank,
0.300%, 5/2/22,
(Purchased on
4/29/22, proceeds at
maturity $475,011,875,
Collateralized by various
U.S. Government Agency
Obligations, (0.13%
- 8.50%), (12/31/22 -
7/1/52), fair value of
$484,500,001)	475,000,000	475,000,000
Citigroup Global Markets,
0.310%, 5/2/22,
(Purchased on
4/29/22, proceeds at
maturity $500,012,917,
Collateralized by various
U.S. Government Agency
Obligations, (0.13%
- 10.00%), (6/15/22 -
3/20/72), fair value of
$510,000,067)	500,000,000	500,000,000
Credit Agricole CIB NY,
0.300%, 5/2/22,
(Purchased on 4/29/22,
proceeds at maturity
$150,003,750,
Collateralized by
various U.S. Treasury
Obligations, (0.13%
- 2.63%), (2/15/23 -
7/31/26), fair value of
$153,000,040)	150,000,000	150,000,000
Deutsche Bank Securities,
Inc., 0.300%, 5/2/22,
(Purchased on 4/29/22,
proceeds at maturity
$350,008,750,
Collateralized by various
U.S. Government Agency
Obligations, (0.00%
- 6.38%), (4/30/22 -
11/15/51), fair value of
$357,000,000)	350,000,000	350,000,000
Federal Reserve Bank
NY, 0.300%, 5/2/22,
(Purchased on 4/29/22,
proceeds at maturity
$12,500,312,500,
Collateralized by
various U.S. Treasury
Obligations, (0.25%
- 2.00%), (11/30/22 -
5/31/24), fair value of
$12,500,312,505)	12,500,000,000	12,500,000,000
Fixed Income Clearing
Corporation (Bank of
New York), 0.300%,
5/2/22, (Purchased on
4/29/22, proceeds at
maturity $500,012,500,
Collateralized by
various U.S. Treasury
Obligations, (0.13%
- 2.50%), (1/15/24 -
2/15/46), fair value of
$510,000,037)	500,000,000	500,000,000

8 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments—as of April 30, 2022 (Unaudited) (continued)

Repurchase Agreements, continued
	Principal
	Amount ($)	Value ($)
Goldman Sachs & Co.,
0.300%, 5/2/22,
(Purchased on 4/29/22,
proceeds at maturity
$250,006,250,
Collateralized by
various U.S. Treasury
Obligations, (3.00%
- 5.50%), (12/20/45 -
3/20/52), fair value of
$255,000,000)	250,000,000	250,000,000
Mizuho Securities USA,
Inc., 0.300%, 5/2/22,
(Purchased on 4/29/22,
proceeds at maturity
$100,002,500,
Collateralized by
various U.S. Treasury
Obligations, (0.00%),
(5/24/22 - 8/9/22), fair
value of $102,000,085)	100,000,000	100,000,000
Royal Bank of Canada,
0.300%, 5/2/22,
(Purchased on 4/29/22,
proceeds at maturity
$100,002,500,
Collateralized by various
U.S. Government Agency
Obligations, (0.13%
- 6.50%), (4/15/23 -
1/25/51), fair value of
$102,000,000)	100,000,000	100,000,000
Societe' Generale NY,
0.300%, 5/2/22,
(Purchased on 4/29/22,
proceeds at maturity
$600,015,000,
Collateralized by various
U.S. Government Agency
Obligations, (0.00%
- 8.00%), (4/30/22 -
12/20/71), fair value of
$612,000,023)	600,000,000	600,000,000
Societe' Generale NY,
0.300%, 5/2/22,
(Purchased on 4/29/22,
proceeds at maturity
$500,012,500,
Collateralized by
various U.S. Treasury
Obligations, (0.00%
- 7.63%), (4/30/22 -
12/20/71), fair value of
$510,000,038)	500,000,000	500,000,000
Standard Chartered Bank,
0.310%, 5/2/22,
(Purchased on 4/29/22,
proceeds at maturity
$250,006,458,
Collateralized by various
U.S. Government Agency
Obligations, (0.00%
- 4.38%), (5/17/22 -
3/1/52), fair value of
$255,000,083)	250,000,000	250,000,000
Standard Chartered Bank,
0.300%, 5/2/22,
(Purchased on 4/29/22,
proceeds at maturity
$1,000,025,000,
Collateralized by various
U.S. Government Agency
Obligations, (0.00%
- 6.25%), (5/31/22 -
3/1/52), fair value of
$1,020,000,069)	1,000,000,000	1,000,000,000
Toronto Dominion Bank
NY, 0.300%, 5/2/22,
(Purchased on 4/29/22,
proceeds at maturity
$400,010,000,
Collateralized by
various U.S. Treasury
Obligations, (1.38%
- 3.13%), (3/31/24 -
11/15/28), fair value of
$408,000,043)	400,000,000	400,000,000
TOTAL REPURCHASE
AGREEMENTS
(Cost $18,024,999,345)		18,024,999,345
TOTAL INVESTMENTS IN
SECURITIES
(Cost $33,873,354,050)
— 98.3%		33,873,354,050
Other Assets (Liabilities) -
1.7%		599,163,309
NET ASSETS - 100%		$34,472,517,359
____________________

(a)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on April 30, 2022. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	Discount note. Rate presented represents the effective yield at time of purchase.
(c)	The rate represents the annualized 7-day yield that was in effect on April 30, 2022.

bps - Basis Points
FCPR DLY - Federal Reserve Bank Prime Rate Loan US
FEDL01 - Effective Federal Funds Rate
MTN - Medium Term Note
SOFR - Secured Overnight Financing Rate
USBMMY3M - 3 Month Treasury Bill Rate

See notes to financial statements.	HSBC FAMILY OF FUNDS 9

HSBC U.S. TREASURY MONEY MARKET FUND
Schedule of Portfolio Investments—as of April 30, 2022 (Unaudited)

U.S.Treasury Obligations — 105.3%
	Principal
	Amount ($)	Value ($)
U.S. Treasury Bills — 76.2%
0.16%, 5/5/2022(a)	500,000,000	499,988,578
0.17%, 5/3/2022(a)	324,300,000	324,295,496
0.24%, 5/10/2022(a)	331,900,000	331,877,921
0.26%, 5/12/2022(a)	25,000,000	24,997,823
0.27%, 5/31/2022(a)	50,000,000	49,988,500
0.31%, 5/17/2022(a)	385,700,000	385,643,465
0.38%, 6/9/2022(a)	45,000,000	44,981,101
0.42%, 6/14/2022(a)	25,000,000	24,986,861
0.43%, 6/16/2022(a)	80,000,000	79,955,495
0.51%, 6/21/2022(a)	25,000,000	24,981,761
0.54%, 7/12/2022(a)	30,000,000	29,967,000
0.59%, 6/30/2022(a)	30,000,000	29,969,950
0.65%, 6/28/2022(a)	300,000,000	299,680,333
0.66%, 7/7/2022(a)	60,000,000	59,925,128
0.70%, 7/26/2022(a)	100,000,000	99,830,986
0.77%, 7/14/2022(a)	60,000,000	59,903,430
		2,370,973,828
U.S. Treasury Notes — 29.1%
0.13%, 6/30/2022	15,000,000	15,001,451
0.82% (USBMMY3M - 8 bps),
4/30/2024(b)	25,000,000	24,999,496
0.88% (USBMMY3M - 2 bps),
1/31/2024(b)	100,000,000	100,155,506
0.92% (USBMMY3M + 3
bps), 7/31/2023(b)	35,000,000	35,001,705
0.93% (USBMMY3M + 3
bps), 4/30/2023(b)	35,000,000	35,001,415
0.93% (USBMMY3M + 4
bps), 10/31/2023(b)	35,000,000	35,003,455
0.94% (USBMMY3M + 5
bps), 1/31/2023(b)	135,000,000	135,028,279
0.95% (USBMMY3M + 6
bps), 7/31/2022(b)	395,000,000	395,096,530
0.95% (USBMMY3M + 6
bps), 10/31/2022(b)	130,000,000	129,999,697
		905,287,534
TOTAL U.S.TREASURY
OBLIGATIONS (Cost
$3,276,261,362)		3,276,261,362
TOTAL INVESTMENTS IN
SECURITIES
(Cost $3,276,261,362)
— 105.3%		3,276,261,362
Other Assets (Liabilities) -
(5.3)%		(163,666,996)
NET ASSETS - 100%		$3,112,594,366
____________________

(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on April 30, 2022. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

bps - Basis Points
USBMMY3M - 3 Month Treasury Bill Rate

10 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of April 30, 2022 (Unaudited)

	HSBC U.S. Government Money Market Fund	HSBC U.S. Treasury Money Market Fund
Assets:
Investments in securities, at value	$15,848,354,705	$3,276,261,362
Repurchase agreements, at value	18,024,999,345	—
Cash	2,413,103	113,034
Interest receivable	9,200,023	1,457,356
Receivable for investments sold	824,495,111	160,000,000
Prepaid expenses and other assets	229,480	134,353
Total Assets	34,709,691,767	3,437,966,105
Liabilities:
Distributions payable	3,024,613	210,608
Payable for investments purchased	229,999,979	324,679,829
Accrued expenses and other liabilities:
Investment Management	2,483,253	230,801
Administration	912,917	83,088
Compliance Services	6,934	6,057
Shareholder Servicing	255,612	17,831
Accounting	6,979	5,335
Custodian fees	64,580	9,660
Transfer Agent	42,596	16,201
Trustee	3,680	2,682
Other	373,265	109,647
Total Liabilities	237,174,408	325,371,739
Net Assets	$34,472,517,359	$3,112,594,366

Composition of Net Assets:
Paid in capital	34,472,966,506	3,112,604,621
Total distributable earnings/loss	(449,147)	(10,255)
Net Assets	$34,472,517,359	$3,112,594,366

Net Assets:
Class A Shares	$1,721,573	$—
Class D Shares	1,327,473,965	85,581,620
Class I Shares	29,260,935,763	1,675,228,769
Intermediary Class Shares	1,368,211,160	337,989,392
Intermediary Service Class Shares	1,189,304,198	672,568,682
Class Y Shares	1,324,870,700	341,225,903
	$34,472,517,359	$3,112,594,366
Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	1,721,554	—
Class D Shares	1,327,328,364	85,614,505
Class I Shares	29,261,435,020	1,675,238,969
Intermediary Class Shares	1,368,238,241	337,988,601
Intermediary Service Class Shares	1,189,311,982	672,573,661
Class Y Shares	1,324,947,690	341,193,853
Net Asset Value, Offering Price and Redemption Price per share:
Class A Shares	$1.00	$—
Class D Shares	$1.00	$1.00
Class I Shares	$1.00	$1.00
Intermediary Class Shares	$1.00	$1.00
Intermediary Service Class Shares	$1.00	$1.00
Class Y Shares	$1.00	$1.00
Investments in securities, at cost	$15,848,354,705	$3,276,261,362
Repurchase agreements, at cost	$18,024,999,345	$—
____________________

Amounts designated as "—" are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS 11

HSBC FAMILY OF FUNDS

Statements of Operations—as of April 30, 2022 (Unaudited)

	HSBC U.S.	HSBC U.S.
	Government	Treasury
	Money	Money
	Market Fund	Market Fund
Investment Income:
Interest	$26,046,560	$2,765,546
Dividends	484,703	—
Total Investment Income	26,531,263	2,765,546

Expenses:
Investment Management	16,993,925	1,495,626
Operational Support:
Class A Shares	860	—
Class D Shares	798,735	76,676
Intermediary Class Shares	752,449	157,678
Intermediary Service Class Shares	522,018	330,464
Class Y Shares	804,156	211,669
Administration:
Class A Shares	278	—
Class D Shares	258,869	24,854
Class I Shares	4,577,335	233,243
Intermediary Class Shares	243,940	51,113
Intermediary Service Class Shares	169,182	107,148
Class Y Shares	260,465	68,633
Shareholder Servicing:
Class A Shares	3,440	—
Class D Shares	1,996,852	191,691
Intermediary Class Shares	376,239	78,842
Intermediary Service Class Shares	522,018	330,464
Accounting	37,922	29,343
Compliance Services	50,531	49,654
Custodian	406,626	40,476
Printing	134,503	5,958
Professional	166,885	166,022
Transfer Agent	323,620	122,257
Trustee	151,143	150,143
Registration fees	137,302	59,569
Other	385,340	81,699
Total expenses before fee and expense reductions	30,074,633	4,063,222
Fees voluntarily reduced/reimbursed by Investment Adviser	(11,259,658)	(547,840)
Fees contractually reduced/reimbursed by Investment Adviser	(2,002,903)	(1,111,055)
Fees voluntarily reduced by Administrator	(1,678,126)	(128,492)
Fees voluntarily reduced by Shareholder Servicing Agent	(2,390,119)	(565,995)
Custody earnings credit	(16,249)	(3,270)
Net Expenses	12,727,578	1,706,570

Net Investment Income/(Loss)	13,803,685	1,058,976

Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investments in securities	(71,063)	4,142

Net realized/unrealized gains/(losses) on investments	(71,063)	4,142
Change in Net Assets Resulting from Operations	$13,732,622	$1,063,118

____________________

Amounts designated as "—" are $0.00 or have been rounded to $0.00.

12	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets—as of April 30, 2022

	HSBC U.S. Government Money		HSBC U.S. Treasury Money Market
	Market Fund		Fund
	Six Months		Six Months
	Ended		Ended
	April 30, 2022	Year Ended	April 30, 2022	Year Ended
	(Unaudited)	October 31, 2021	(Unaudited)	October 31, 2021
Investment Activities:
Operations:
Net investment income	$13,803,685	$8,362,996	$1,058,976	$480,971
Net realized gains/(losses) from investments	(71,063)	32,855	4,142	1,808
Change in net assets resulting from operations	13,732,622	8,395,851	1,063,118	482,779
Distributions to shareholders:
Class A Shares	(78)	(161)	—	—
Class D Shares	(69,602)	(202,869)	(7,199)	(20,001)
Class I Shares	(12,575,451)	(8,048,385)	(632,335)	(344,629)
Intermediary Class Shares	(522,443)	(328,257)	(113,605)	(47,762)
Intermediary Service Class Shares	(332,886)	(166,641)	(212,919)	(58,317)
Class Y Shares	(301,997)	(100,143)	(91,849)	(61,466)
Change in net assets resulting from distributions to
shareholders:	(13,802,457)	(8,846,456)	(1,057,907)	(532,175)
Change in net assets resulting from capital transactions	(756,944,773)	3,314,391,671	88,002,876	(378,364,761)
Change in net assets	(757,014,608)	3,313,941,066	88,008,087	(378,414,157)
Net Assets:
Beginning of period	35,229,531,967	31,915,590,901	3,024,586,279	3,403,000,436
End of period	$34,472,517,359	$35,229,531,967	$3,112,594,366	$3,024,586,279
CAPITALTRANSACTIONS*:
Class A Shares
Proceeds from shares issued	$1,265,738	$757,445	$—	$—
Dividends reinvested	77	161	—	—
Value of shares redeemed	(1,310,602)	(666,093)	—	—
Class A Shares capital transactions	(44,787)	91,513	—	—
Class D Shares
Proceeds from shares issued	2,135,815,389	5,145,054,934	1,485,523,764	803,965,836
Dividends reinvested	58,370	168,447	5,465	15,388
Value of shares redeemed	(2,489,148,053)	(5,948,814,211)	(1,520,414,390)	(830,364,608)
Class D Shares capital transactions	(353,274,294)	(803,590,830)	(34,885,161)	(26,383,384)
Class I Shares
Proceeds from shares issued	113,079,742,252	245,346,401,955	5,195,057,262	10,836,056,744
Dividends reinvested	7,457,209	4,196,879	455,985	257,339
Value of shares redeemed	(113,723,429,641)	(242,836,070,440)	(4,838,884,527)	(11,796,089,903)
Class I Shares capital transactions	(636,230,180)	2,514,528,394	356,628,720	(959,775,820)
Intermediary Class Shares
Proceeds from shares issued	3,774,302,415	8,909,982,412	1,337,118,797	975,831,213
Dividends reinvested	9,237	29,654	303	3,772
Value of shares redeemed	(3,643,264,405)	(8,114,713,220)	(1,350,070,830)	(890,498,206)
Intermediary Class Shares capital transactions	131,047,247	795,298,846	(12,951,730)	85,336,779
Intermediary Service Class Shares
Proceeds from shares issued	2,522,122,469	5,177,885,534	447,816,363	1,415,669,614
Dividends reinvested	133,193	56,668	187,807	54,455
Value of shares redeemed	(2,359,438,751)	(4,481,229,062)	(569,874,035)	(797,315,999)
Intermediary Service Class Shares capital transactions	162,816,911	696,713,140	(121,869,865)	618,408,070
Class Y Shares
Proceeds from shares issued	14,611,828,520	14,446,966,452	854,787,040	1,439,160,011
Dividends reinvested	289,026	95,299	91,857	61,430
Value of shares redeemed	(14,673,377,216)	(14,335,711,143)	(953,797,985)	(1,535,171,847)
Class Y Shares capital transactions	(61,259,670)	111,350,608	(98,919,088)	(95,950,406)
Change in net assets resulting from capital transactions	$(756,944,773)	$3,314,391,671	$88,002,876	$(378,364,761)
____________________

Amounts designated as "—" are $0.00 or have been rounded to $0.00.
*     Share transactions are at net asset value of $1.00 per share.

See notes to financial statements.	HSBC FAMILY OF FUNDS	13

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
			Net										Ratio of
			Realized										Expenses
			and									Ratio of Net	to Average
			Unrealized								Ratio of Net	Investment	Net Assets
	Net Asset		Gains			Net Realized					Expense to	Income to	(Excluding
	Value,	Net	(Losses)	Total from	Net	Gains from		Net Asset	Total	Net Assets at	Average Net	Average Net	Fee
	Beginning	Investment	from	Investment	Investment	Investment	Total	Value, End	Return	End of Period	Assets	Assets	Reductions)
	of Period	Income	Investments	Activities	Income	Transactions	Distributions	of Period	(a)	(000's)	(b)	(b)	(b)
Class A Shares
Six Months Ended April 30, 2022
(Unaudited)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.00%	$1,722	0.14%	0.01%	0.64%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.01%	1,766	0.08%	0.01%	0.64%
Year Ended October 31, 2020	1.00	—	—	—	—	—	—	1.00	0.38%	1,675	0.42%	0.46%	0.65%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.71%	2,923	0.63%	1.70%	0.63%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.05%	2,728	0.63%	1.08%	0.65%
Year Ended October 31, 2017	1.00	—	—	—	—	—	—	1.00	0.22%	1,998	0.59%	0.23%	0.68%
Class D Shares
Six Months Ended April 30, 2022
(Unaudited)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.00%	$1,327,474	0.14%	0.01%	0.49%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.01%	1,680,757	0.08%	0.01%	0.49%
Year Ended October 31, 2020	1.00	—	—	—	—	—	—	1.00	0.44%	2,484,374	0.32%	0.39%	0.50%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.87%	1,910,115	0.48%	1.84%	0.51%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.20%	1,648,226	0.48%	1.19%	0.51%
Year Ended October 31, 2017	1.00	—	—	—	—	—	—	1.00	0.34%	1,645,222	0.47%	0.32%	0.54%
Class E Shares
October 31, 2016 through August 10,
2017(c)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.26%	$—	0.23%	0.33%	0.29%
Class I Shares
Six Months Ended April 30, 2022
(Unaudited)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.04%	$29,260,936	0.07%	0.09%	0.14%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.03%	29,897,234	0.06%	0.03%	0.14%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.65%	27,383,086	0.12%	0.44%	0.15%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.23%	13,988,739	0.12%	2.19%	0.16%
Year Ended October 31, 2018	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.57%	6,400,700	0.12%	1.52%	0.16%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.69%	7,853,457	0.12%	0.71%	0.18%
Intermediary Class Shares
Six Months Ended April 30, 2022
(Unaudited)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.04%	$1,368,211	0.08%	0.07%	0.29%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.02%	1,237,168	0.07%	0.01%	0.29%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.62%	441,888	0.16%	0.63%	0.30%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.20%	504,329	0.15%	2.09%	0.30%
Year Ended October 31, 2018	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.52%	164,082	0.16%	1.57%	0.31%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.63%	19,694	0.18%	0.65%	0.33%
Intermediary Service Class Shares
Six Months Ended April 30, 2022
(Unaudited)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.03%	$1,189,304	0.09%	0.06%	0.34%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.02%	1,026,492	0.07%	0.01%	0.34%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.60%	329,786	0.17%	0.39%	0.35%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.17%	146,441	0.18%	2.15%	0.36%

14	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Financial Highlights (continued)

		Investment Activities			Distributions					Ratios/Supplementary Data
			Net										Ratio of
			Realized										Expenses
			and									Ratio of Net	to Average
			Unrealized								Ratio of Net	Investment	Net Assets
	Net Asset		Gains			Net Realized					Expense to	Income to	(Excluding
	Value,	Net	(Losses)	Total from	Net	Gains from		Net Asset	Total	Net Assets at	Average Net	Average Net	Fee
	Beginning	Investment	from	Investment	Investment	Investment	Total	Value, End	Return	End of Period	Assets	Assets	Reductions)
	of Period	Income	Investments	Activities	Income	Transactions	Distributions	of Period	(a)	(000's)	(b)	(b)	(b)
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.50%	184,921	0.18%	1.70%	0.36%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.61%	57,042	0.20%	0.63%	0.39%
Class Y Shares
Six Months Ended April 30, 2022
(Unaudited)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.02%	$1,324,871	0.11%	0.04%	0.24%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.01%	1,386,114	0.08%	0.01%	0.24%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.56%	1,274,781	0.21%	0.63%	0.25%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.12%	1,938,856	0.23%	2.10%	0.26%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.45%	1,757,925	0.23%	1.43%	0.26%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.58%	2,402,354	0.23%	0.53%	0.29%

(a) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b) Annualized for periods less than one year.
(c) Closed operations on August 10, 2017.

Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	15

HSBC U.S. TREASURY MONEY MARKET FUND
Financial Highlights Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (000's)	Ratio of Net Expense to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (b)
Class D Shares
Six Months Ended April 30, 2022
(Unaudited)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.00%	$85,582	0.16%	0.01%	0.53%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.02%	120,467	0.06%	0.02%	0.51%
Year Ended October 31, 2020	1.00	—	—	—	—	—	—	1.00	0.44%	146,852	0.35%	0.42%	0.52%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.79%	143,506	0.50%	1.79%	0.53%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.17%	308,136	0.50%	1.12%	0.53%
Year Ended October 31, 2017	1.00	—	—	—	—	—	—	1.00	0.29%	257,062	0.49%	0.28%	0.55%
Class E Shares
October 31, 2016 through August 10,
2017(c)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.29%	$—	0.25%	0.37%	0.29%
Class I Shares
Six Months Ended April 30, 2022
(Unaudited)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.04%	$1,675,229	0.10%	0.09%	0.18%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.01%	1,318,598	0.06%	0.02%	0.16%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.64%	2,278,404	0.14%	0.37%	0.16%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.16%	879,396	0.14%	2.13%	0.18%
Year Ended October 31, 2018	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.54%	707,804	0.14%	1.53%	0.18%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.64%	861,944	0.14%	0.65%	0.19%
Intermediary Class Shares
Six Months Ended April 30, 2022
(Unaudited)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.04%	$337,989	0.11%	0.07%	0.33%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.01%	350,940	0.06%	0.01%	0.31%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.63%	265,607	0.16%	0.48%	0.32%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.14%	165,842	0.16%	2.10%	0.33%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.49%	169,827	0.16%	1.54%	0.33%
Year Ended October 31, 2017	1.00	—	—	—	—	—	—	1.00	0.44%	1	0.18%	0.44%	0.34%
Intermediary Service Class Shares
Six Months Ended April 30, 2022
(Unaudited)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.03%	$672,569	0.12%	0.06%	0.38%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.01%	794,437	0.06%	0.00%	0.36%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.61%	176,037	0.17%	0.47%	0.37%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.12%	86,073	0.18%	2.10%	0.38%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.49%	51,220	0.18%	1.54%	0.38%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.58%	22,016	0.20%	0.58%	0.40%
Class Y Shares
Six Months Ended April 30, 2022
(Unaudited)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.02%	$341,226	0.13%	0.04%	0.28%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.01%	440,144	0.06%	0.02%	0.26%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.56%	536,101	0.22%	0.63%	0.27%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.05%	751,584	0.25%	2.03%	0.28%

16	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. TREASURY MONEY MARKET FUND
Financial Highlights (continued)

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (000's)	Ratio of Net Expense to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (b)
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.43%	697,972	0.25%	1.37%	0.28%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.53%	1,101,219	0.25%	0.56%	0.29%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Closed operations on August 10, 2017.

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	17

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2022 (Unaudited)

1. Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of April 30, 2022, the Trust is composed of 5 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the following two diversified funds (individually a “Fund”, collectively the “Funds”) of the Trust:

Fund	Short Name
HSBC U.S. Government Money Market Fund	U.S. Government Money Market Fund
HSBC U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund

Financial statements for all other funds of the Trust are published separately.

Both of the Funds are government money market funds (as defined in Rule 2a-7) and seek to maintain a stable net asset value (“NAV”) of $1.00 per share, although it is possible to lose money by investing in the Funds. The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Each of the Funds has eight classes of shares: Class A Shares, Class C Shares, Class D Shares, Class E Shares, Class I Shares, Intermediary Class Shares, Intermediary Service Class Shares and Class Y Shares. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. Class C Shares are not offered for sale, but are offered as an exchange option for Class C shareholders of the Trust’s other funds. No sales charges are assessed with respect to Class A, Class D, Class E, Class I, Intermediary Class, Intermediary Service Class or Class Y Shares of the Funds. Each class of shares in each Fund has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing and/or distribution, class- related expenses, voting rights on matters affecting a single class of shares, and exchange privileges.

Under the Trust’s organizational documents, the Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with its service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Trust believes the risk of loss to be remote.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the Funds, other than investments in other money market funds, are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, provided that certain conditions are met. Generally, amortized cost approximates fair value. Investments in other money market funds are priced at NAV as reported by such investment companies. Repurchase agreements are valued at original cost. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between

18	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2022 (Unaudited) (continued)

market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

Repurchase Agreements:

The U.S. Government Money Market Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The U.S. Government Money Market Fund may also enter into a repurchase agreement with the Federal Reserve Bank of New York, the Fixed Income Clearing Corporation, or certain counterparties approved by the Investment Adviser (as defined in Note 4). The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations under adverse market conditions. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/ Treasury book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There is potential for loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Cash:

Cash is held in deposit accounts at the Funds’ custodian bank, The Northern Trust Company (“Custodian”), and is a significant portion of the net assets, which may exceed the amount insured by the Federal Deposit Insurance Corporation (“FDIC”). To the extent that such balances exceed FDIC insurance limits, the Funds are subject to the creditworthiness of the Custodian.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated among the applicable series within the Trust equally to each fund, in relation to its net assets, or another appropriate basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Distributions to Shareholders:

Dividends distributed to shareholders of the Funds from net investment income, if any, are declared daily and distributed monthly from each Fund. Distributions from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds’ shareholders to the extent

HSBC FAMILY OF FUNDS	19

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2022 (Unaudited) (continued)

necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required for the Funds, although shareholders may be taxed on distributions they receive.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets
●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Investments of the Funds, other than investments in other money market funds, are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, and are typically categorized as Level 2 in the fair value hierarchy. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund holding the instrument would receive if it sold the instrument. The fair value of securities in the Funds can be expected to vary with changes in prevailing interest rates.

Investments in other money market funds are priced at NAV as reported by such money market funds and are typically categorized as Level 1 in the fair value hierarchy.

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Notes to Financial Statements—April 30, 2022 (Unaudited) (continued)

The following is a summary of the valuation inputs used as of April 30, 2022 in valuing the Funds’ investments based upon the three levels defined above. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Fund.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Government Money Market Fund
Investment Securities:
U.S. Government and Government Agency Obligations	—	5,405,180,677	—	5,405,180,677
U.S. Treasury Obligations	—	8,636,621,061	—	8,636,621,061
Investment Companies	1,806,552,967	—	—	1,806,552,967
Repurchase Agreements	—	18,024,999,345	—	18,024,999,345
Total Investment Securities	1,806,552,967	32,066,801,083	—	33,873,354,050

U.S. Treasury Money Market Fund
Investment Securities:
U.S. Treasury Obligations	—	3,276,261,362	—	3,276,261,362
Total Investment Securities	—	3,276,261,362	—	3,276,261,362

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly owned subsidiary of HSBC USA, Inc., a registered bank holding company under the laws of the United States, acts as Investment Adviser to the Funds. As Investment Adviser, HSBC manages the investments of the Funds and continuously reviews, supervises and administers the Funds’ investments pursuant to an Investment Advisory Contract. For its services in this capacity, HSBC receives a fee from each Fund, accrued daily and paid monthly, based on the average daily net assets of each respective Fund, at an annual rate of 0.10%.

HSBC also provides operational support services to the Funds pursuant to an Operational Support Services Agreement in connection with the operation of certain classes of shares of the Funds. For its services in this capacity, HSBC is entitled to receive a fee, accrued daily and paid monthly, based on the average daily net assets of Class A Shares, Class C Shares, Class D Shares, Intermediary Class Shares, Intermediary Service Class Shares and Class Y Shares, at an annual rate of 0.10%.

HSBC has entered into agreements with certain financial intermediaries (the “Servicers”) to provide recordkeeping, reporting and processing services to the Funds. The Servicers are paid by the Investment Adviser, and not by the Funds, for these services. Since these fees are paid for by the Investment Adviser, they do not represent an additional charge to the Funds or their shareholders and are not reflected in the Funds’ expenses.

Administration, Fund Accounting and Other Services:

HSBC also serves the Funds as Administrator. Under the terms of the Administration Services Agreement, HSBC receives from the Funds (as well as other funds in the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate (%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0265
In excess of $50 billion	0.0245

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trust. For the six-month period ended April 30, 2022, the effective annualized rate was 0.032%, prior to any fee waivers or expense reimbursements, based on the average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate

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Notes to Financial Statements—April 30, 2022 (Unaudited) (continued)

net assets of the Trust subject to certain allocations in cases where one fund invests some or all of its assets in another fund.

Pursuant to a Sub-Administration Services Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trust’s Sub-Administrator. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth below:

Based on Average Daily Net Assets of	Fee Rate (%)
Up to $10 billion	0.0200
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0065
In excess of $50 billion	0.0045

Under a Services Agreement between the Trust and Citi (the “Services Agreement”), Citi makes an individual available to serve as the Trust’s Chief Compliance Officer (the “CCO”). Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program, including support services to the CCO. For the services provided under the Services Agreement, the Trust paid Citi $156,958 for the six-month period ended April 30, 2022, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

In addition, Citi provides fund accounting services for each Fund under the Services Agreement. As fund accountant, Citi receives an annual fee per Fund and share class, subject to certain minimums and reimbursements of certain expenses. Citi receives additional fees paid by the Trust for regulatory administration services and money market fund reporting services.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside” or the “Distributor”) serves the Trust as Distributor. The Trust has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25%, 1.00% and 0.25% of the average daily net assets of Class A Shares (currently not being charged), Class C Shares (currently charging 0.75%) and Class D Shares (currently not being charged) of the Funds, respectively. For the six-month period ended April 30, 2022, Foreside received $113 in commissions from sales of the Trust.

Expenses reduced during the six-month period ended April 30, 2022 are reflected on the Statements of Operations as “Fees voluntarily reduced by Distributor”, as applicable.

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents (which includes HSBC and its affiliates) for providing various shareholder services. As disclosed in the Statements of Operations, for the current fiscal period certain amounts of the Shareholder Servicing Fees have been waived by those shareholder servicing agents, including HSBC and its affiliates. Expenses reduced during the six-month period ended April 30, 2022 are reflected on the Statements of Operations as “Fees voluntarily

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Notes to Financial Statements—April 30, 2022 (Unaudited) (continued)

reduced by Shareholder Servicing Agent.” For performing these services, the shareholder servicing agents are entitled to receive a fee that is computed daily and paid monthly up to the following:

Share Class	Fee Rate (%)
Class A Shares	0.60%*
Class C Shares	0.25%
Class D Shares	0.25%
Class E Shares	0.10%
Intermediary Class Shares	0.05%
Intermediary Service Class Shares	0.10%
____________________

*Currently charging 0.40%

The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan may not exceed, in the aggregate, the following:

Share Class	Fee Rate (%)
Class A Shares	0.60%
Class C Shares	1.00%
Class D Shares	0.25%
Class E Shares	0.10%
Intermediary Class Shares	0.05%
Intermediary Service Class Shares	0.10%

The Trust has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Funds will pay all or a portion of such fees earned to financial intermediaries for performing such services.

Transfer Agency:

DST Asset Manager Solutions, Inc. (“DST”) provides transfer agency services for each Fund. As transfer agent, DST receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, and reimbursement of certain expenses.

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board of Trustees (the “Board”). The Independent Trustees also receive a fee for each regular, special, and informational meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trust and are presented in the Statements of Operations.

Fee Reductions:

The Investment Adviser has agreed to contractually limit through March 1, 2023 the total annual expenses of certain classes of the Funds, exclusive of interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to each Fund’s investments in investment companies, as applicable.

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Notes to Financial Statements—April 30, 2022 (Unaudited) (continued)

The applicable classes of each Fund have their own expense limitations based on the average daily net assets for any full fiscal year as follows:

	Class	Contractual Expense Limitations (%)
U.S. Government Money Market Fund	E	0.25
U.S. Government Money Market Fund	I	0.14
U.S. Government Money Market Fund	Intermediary Class Shares	0.18
U.S. Government Money Market Fund	Intermediary Service Class Shares	0.20
U.S. Treasury Money Market Fund	E	0.25
U.S. Treasury Money Market Fund	I	0.14
U.S. Treasury Money Market Fund	Intermediary Class Shares	0.18
U.S. Treasury Money Market Fund	Intermediary Service Class Shares	0.20

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years calculated monthly from when the waiver or reimbursement is recorded to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. As of April 30, 2022, the repayments that may potentially be made by the Funds are as follows:

	Amount Eligible Through
	2025 ($)	2024 ($)	2023 ($)	Total ($)
U.S. Government Money Market Fund	2,002,903	3,148,724	1,881,829	7,033,456
U.S. Treasury Money Market Fund	1,111,055	1,813,309	649,884	3,574,248

In addition to the contractual expense limitation agreement with the Funds, in an effort to avoid a negative yield for the Funds, the Investment Adviser, working in conjunction with the Funds’ other service providers, has voluntarily undertaken through a combination of waivers and reductions in fees and expenses, including shareholder servicing fees, to temporarily limit net operating expenses in excess of each Fund’s daily yield. The Investment Adviser may terminate these temporary waiver and expense limitation efforts at any time and shareholders should not expect these temporary waiver and expense limitation efforts to continue indefinitely.

In addition, Citi may voluntarily waive/reimburse fees to help support the expense limits of the Funds. In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be eliminated or changed at any time. Amounts waived/ reimbursed by the Investment Adviser, Administrator and Citi as Sub-Administrator are reported separately on the Statements of Operations, as applicable.

During the six-month period ended April 30, 2022, the following amounts of expenses were voluntarily and contractually waived:

	Class A ($)	Class C ($)	Class D ($)	Class E ($)	Class I ($)	Class Y ($)	Intermediary Class ($)	Intermediary Service ($)	Total ($)
U.S. Government Money Market Fund	1,457	—	1,307,761	—	10,540,141	1,080,999	1,214,262	796,067	14,940,687
U.S. Treasury Money Market Fund	—	—	127,927	—	555,587	302,770	266,620	534,483	1,787,387

24       HSBC FAMILY OF FUNDS

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Notes to Financial Statements—April 30, 2022 (Unaudited) (continued)

The Funds have entered into an arrangement with their Custodian whereby credits realized as a result of uninvested cash balances are used to reduce the Custodian’s expenses. Expenses reduced during the six-month period ended April 30, 2022 are reflected on the Statements of Operations as “Custody earnings credits,” as applicable.

Overdraft Facility:

The Funds have entered into an arrangement with the Custodian whereby an uncommitted, secured overdraft facility is made available to meet unanticipated end-of-day liquidity needs of the Funds which cannot be fulfilled by trading activities. The interest rate on overdraft amounts is calculated at an annual rate of 0.50% plus the Federal Funds Rate. The overdraft facility is limited to $750,000,000 and $50,000,000 for the U.S. Government Money Market Fund and the U.S. Treasury Money Market Fund, respectively. As of April 30, 2022, the Funds did not have any overdrafts outstanding. Fees incurred during the six-month period ended April 30, 2022 by the Funds on overdrafts are reflected on the Statements of Operations within the “Custodian” expenses, and were as follows:

Total ($)
U.S. Government Money Market Fund	11,257
U.S. Treasury Money Market Fund	3,350

Affiliated Securities Transactions:

The Funds are permitted to effect purchase and sale transactions with affiliated funds under procedures adopted by the Board. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six-month period ended April 30, 2022, the Funds did not engage in 17a-7 transactions.

5. Investment Risks:

The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Interest Rate Risk: Fluctuations in interest rates may affect the yield, volatility, liquidity and value of investments in income-producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. In addition, rising interest rates could lead to heightened investment volatility and decreased liquidity. During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing the reinvestment of principal proceeds at lower interest rates, resulting in less interest income. Conversely, during periods of rising interest rates, borrowers may pay off their debt later than expected, thereby preventing reinvestment of principal proceeds at higher interest rates, increasing a Fund’s sensitivity to changes in interest rates and resulting in less income to the Fund than potentially available. A low interest rate environment poses additional risks to the Funds, which are heightened in a very low or negative interest rate environment. Low or negative yields on a Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Investment Adviser. A wide variety of factors can cause interest rates or yields to rise or fall (e.g., central bank monetary policies, inflationary or deflationary pressures, changing inflation or real growth rates, general market and economic conditions, etc.). The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Interest rates in the United States are currently at historical low levels, but are expected to increase in the future.

Market Risk: The value of a Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Events such as war, acts of terrorism, social unrest, natural disasters,

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Notes to Financial Statements—April 30, 2022 (Unaudited) (continued)

the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.

U.S. Government Securities Risk: There are different types of U.S. Government Securities with different levels of credit risk. U.S. Government Securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest credit risk. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.

6. Federal Income Tax Information:

As of the tax year ended October 31, 2021, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
				Appreciation/
		Tax Unrealized	Tax Unrealized	(Depreciation)
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	($)*
U.S. Government Money Market Fund	36,008,102,862	—	(354,621)	(354,621)
U.S. Treasury Money Market Fund	3,139,054,834	—	(1,369)	(1,369)
____________________

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of distributions paid by the Funds for the tax year ended October 31, 2021, was as follows:

	Distributions paid from
				Total
	Ordinary Income	Net Long-Term	Total Taxable	Distributions
	($)	Capital Gains ($)	Distributions ($)	Paid ($)(1)
U.S. Government Money Market Fund	8,870,719	38,174	8,908,893	8,908,893
U.S. Treasury Money Market Fund	532,807	—	532,807	532,807
____________________

(1)	Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of the tax year ended October 31, 2021, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

				Accumulated	Unrealized	Total
	Undistributed			Capital and	Appreciation/	Accumulated
	Ordinary	Accumulated	Distributions	Other Losses	(Depreciation)	Earnings/
	Income ($)	Earnings ($)	Payable ($)	($)	($)(1)	(Deficit) ($)
U.S. Government
Money Market
Fund	298,290	298,290	(294,322)	(28,659)	(354,621)	(379,312)
U.S. Treasury
Money Market
Fund	707	707	(3,983)	(10,821)	(1,369)	(15,466)
____________________

(1)	The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales.

26	HSBC FAMILY OF FUNDS

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Notes to Financial Statements—April 30, 2022 (Unaudited) (continued)

As of the tax year ended October 31, 2021, the Funds had net capital loss carryforwards (“CLCFs”) not subject to expiration as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

	Short Term	Long Term
	Amount ($)	Amount ($)	Total ($)
U.S. Government Money Market Fund	(28,659)	—	(28,659)
U.S. Treasury Money Market Fund	(10,821)	—	(10,821)

The amount and character of net investment income and net realized gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of market discounts, certain gain/loss, and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash losses and post-October loss deferrals) do not require reclassification. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

7. Significant Shareholders:

Shareholders, including other funds, individuals, and accounts, as well as each Fund’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with GAAP).

The following list includes the Funds which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities. Significant transactions by these shareholder accounts may negatively impact the Funds’ performance.

Number of
	shareholders with		Number of
	ownership of		shareholders with
	voting securities		ownership of
	of the Fund		voting securities
	greater than 10%		of the Fund
	and less than 25%	Percentage owned	greater than 25%	Percentage owned
	of the total Fund’s	in aggregate	of the total Fund’s	in aggregate by
	outstanding	by 10% - 25%	outstanding	greater than 25%
	voting securities	shareholders (%)	voting securities	shareholders (%)
U.S. Government Money Market Fund	2	33	—	—
U.S. Treasury Money Market Fund	2	26	1	33*
____________________

*	Owned by the Investment Adviser or an affiliate.

8. Subsequent Events

Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no adjustments or additional disclosures were required to the financial statements as of April 30, 2022.

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Investment Adviser Contract Approval (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in-person meeting for an initial period of up to two years and thereafter on an annual basis. In light of the current and potential effects of COVID-19, the U.S. Securities and Exchange Commission (the “SEC”) has granted temporary exemptive relief from this in-person approval requirement pursuant to an exemptive order under Section 6(c) and Section 38(a) of the 1940 Act (the “Exemptive Order”). A summary of the material factors considered by the Independent Trustees and the Board of Trustees (the “Board”) of HSBC Funds (the “Trust”) in connection with approving the renewal of the investment advisory and sub-advisory agreements for each series of the Trust (each, a “Fund”) and the conclusions the Independent Trustees and Board reached in considering the factors are set forth below.

Annual Continuation of Advisory and Sub-Advisory Agreements

On October 28, 2021 and December 10, 2021, the Independent Trustees met separately in executive sessions that took place via Zoom (the “Executive Sessions”) to consider the renewal of the: (i) Investment Advisory Contract and related Supplements (“Advisory Contracts”) between the Trust and the Adviser and (ii) Sub-Advisory Agreement (“Sub-Advisory Contract” and, together with the Advisory Contracts, the “Agreements”) between the Adviser and the investment sub-adviser (“Sub-Adviser”) on behalf of one of the Funds. At the December 10, 2021 meeting of the Board, which took place via Zoom (the “December Meeting”), the Board, relying on the Exemptive Order, unanimously voted to approve the continuation of the Agreements.

Prior to the December Meeting and Executive Sessions, the Independent Trustees requested, received and reviewed information to help them evaluate the renewal of the Agreements. This information included, among other things, information about: (i) the services that the Adviser and Sub-Adviser provide; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Strategic Insight; (iv) trading practices of the Adviser and Sub-Adviser, as available; (v) fees received or to be received by the Adviser and Sub-Adviser, including in comparison to the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (vi) total expense ratios, including in comparison to the total expense ratios of other similar funds provided by Strategic Insight; (vii) the profitability of the Adviser and the Sub-Adviser; (viii) compliance-related matters pertaining to the Adviser and Sub-Adviser; (ix) regulatory developments, including rulemaking initiatives of the SEC; and (x) other information regarding the nature, extent and quality of services provided by the Adviser and the Sub-Adviser under their respective Agreements. In light of the COVID-19 pandemic and consequential market downturn, the Independent Trustees requested that in providing the aforementioned information, the Adviser consider whether any discussion of any issues arising as a direct or indirect result of the pandemic is warranted, specifically with respect to the pandemic’s effect on the Adviser’s personnel, operations, profitability, or any other aspect of the Adviser’s business.

The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in periodic executive and private sessions at which no representatives of management were present, including during the Executive Sessions. During the October 28, 2021 Executive Session and prior to voting to continue the Agreements, the Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.

The Board, including the Independent Trustees, considered and reviewed, among other things: (i) the information provided in advance of the December Meeting and Executive Sessions; (ii) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the Trust’s arrangements with the unaffiliated Sub-Adviser to the Trust, Westfield Capital Management Company, LP (“Westfield”); (iv) the fees paid to the Adviser pursuant to the Trust’s agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement and Operational Support Services Agreement, and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (v) regulatory considerations; (vi) the Adviser’s multi-manager function and the level of oversight services provided to the HSBC Opportunity Portfolio; (vii) the Adviser’s advisory services with respect to the Funds that are money market funds (“Money Market Funds”); (viii) the Adviser’s profitability and direct and indirect expenses; and (ix)

28	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited) (continued)

additional information provided by the Adviser at the request of the Independent Trustees, following the October 28, 2021 Executive Session.

In addition, the Board took into consideration its overall experience with the Adviser and the Sub-Adviser, and its experience with them during the prior year, as well as information contained in the various written and oral reports provided to the Board, including but not limited to quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser and the Sub-Adviser. As a result of this process, at the meeting held on December 10, 2021, the Board unanimously agreed to approve the continuation of the Agreements with respect to each Fund. The Board reviewed materials and made their respective determinations on a Fund-by-Fund basis.

Nature, Extent, and Quality of Services Provided by Adviser and Sub-Adviser. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the assets of the HSBC Family of Funds; (iv) the Adviser’s ongoing commitment to the Funds; (iv) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Funds’ business; (v) the capabilities and performance of the Adviser’s portfolio management teams and other personnel; (vi) the effects of the COVID-19 pandemic on the Adviser’s ability to oversee the Trust and manage the day-to-day operations of the Funds in a completely remote working environment; and (vii) the support, in terms of personnel, allocated by the Adviser to the Funds.

With respect to the Money Market Funds, the Board also considered the additional yield support, in the form of additional expense reductions, provided by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact these subsidies and waivers had on the profitability of the Funds to the Adviser. In addition, the Board considered the Adviser’s performance in fulfilling its responsibilities with respect to the Funds’ compliance policies and procedures and investment objectives, and in overseeing the Sub-Adviser’s compliance with the same. Furthermore, the Board took into consideration the extent and amount of work being undertaken to manage the Money Market Funds in a challenging interest rate environment.

The Board, including the Independent Trustees, also examined the nature, quality and extent of the services that the Sub-Adviser provides to the HSBC Opportunity Portfolio. In this regard, the Board considered the investment performance, as described below, and the portfolio risk characteristics achieved by the Sub-Adviser and the Sub-Adviser’s portfolio management team, its experience, and the quality of its compliance programs, among other factors.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services provided by the Adviser and Sub-Adviser supported continuance of the Agreements.

Investment Performance of the Funds, Adviser and Sub-Adviser. The Board, including the Independent Trustees, considered the investment performance of each Fund over various periods of time, as compared to comparable peer funds, one or more benchmark indices and other accounts managed by the Adviser and Sub-Adviser.

In the context of the HSBC Opportunity Portfolio, the Board discussed Fund expenses, including the sub-advisory fees paid to Westfield, recent performance, recent performance as compared to the competitive peers of the HSBC Opportunity Portfolio, and Westfield’s efforts to obtain best execution.

For the Money Market Funds, the Board considered the additional yield support that the Adviser had provided in order for the Money Market Funds to maintain positive yield and performance and their competitiveness.

The Board, including the Independent Trustees, considered the Adviser’s commitment to continue to evaluate and undertake actions to help generate competitive investment performance. The Board, including the Independent Trustees, concluded that under the circumstances, the investment performance of each Fund was such that each Agreement should continue.

HSBC FAMILY OF FUNDS	29

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited) (continued)

Costs of Services and Profits Realized by the Adviser and Sub-Adviser.The Board, including the Independent Trustees, considered the costs of the services provided by the Adviser and Sub-Adviser and the expense ratios of the Funds more generally. The Board considered the Adviser’s profitability and costs, including, but not limited to, an analysis provided by the Adviser of its estimated profitability attributable to its relationship with each Fund. The Board also considered the contractual advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that, although some competitors had lower fees than the Funds, in general, the Fund’s advisory fees were reasonable in light of the nature and quality of services provided, noting the price competitiveness of the money market industry, as well as the resources, expertise and experience provided to the Funds by the Adviser and Sub-Adviser.

The Board also considered information comparing the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser.

The Board further considered the costs of the services provided by the Sub-Adviser, as available; the relative portions of the total advisory fees paid to the Sub-Adviser and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Adviser. In the context of the HSBC Opportunity Portfolio, the Board considered the sub-advisory fee structure. In addition, the Board discussed the distinction between the services provided by the Adviser to the HSBC Opportunity Portfolio pursuant to the Advisory Contract and the services provided by the Sub-Adviser pursuant to the Sub-Advisory Contract. The Board also considered information on profitability where provided by the Sub-Adviser.

The Board, including the Independent Trustees, concluded that the advisory fees payable to the Adviser and the HSBC Opportunity Portfolio’s Sub-Adviser were reasonable in light of the factors set forth above.

Other Relevant Considerations. The Board, including the Independent Trustees, also considered the extent to which the Adviser and Sub-Adviser had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Board also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds and noted the Adviser’s entrepreneurial commitment to the Funds. In addition, the Board considered certain information provided by the Adviser and Sub-Adviser with respect to the benefits they may derive from their relationships with the Funds, including the fact that Westfield has “soft dollar” arrangements with respect to HSBC Opportunity Portfolio brokerage and therefore may have access to research and other permissible services. Finally, the Board considered, based on information provided by the Adviser, changes to the Adviser’s business strategy which would directly impact the Trust during the term for which the Agreements were to be approved.

In approving the renewal of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds. The Board evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present at the Meeting (including a separate unanimous vote of the Independent Trustees present at the Meeting) approved the continuation of each Agreement.

30       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period beginning November 1, 2021 and held through the period ended April 30, 2022.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended April 30, 2022.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the columns under the heading entitled “Hypothetical” are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

HSBC FAMILY OF FUNDS       31

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2022 (Unaudited)

					Hypothetical
			Actual		(5% return before expenses)
	Annualized	Beginning	Ending		Ending
	Expense	Account	Account	Expenses	Account	Expenses
	Ratio During	Value	Value	Paid During	Value	Paid During
	Period	11/1/21	4/30/22	Period(1)	4/30/22	Period(1)
U.S. Government Money Market
Fund - Class A	0.14%	$1,000.00	$1,000.00	$0.69	$1,024.10	$0.70
U.S. Government Money Market
Fund - Class D	0.14%	1,000.00	1,000.00	0.69	1,024.10	0.70
U.S. Government Money Market
Fund - Class I	0.07%	1,000.00	1,000.40	0.35	1,024.45	0.35
U.S. Government Money Market
Fund - Intermediary Class	0.08%	1,000.00	1,000.40	0.40	1,024.40	0.40
U.S. Government Money Market
Fund - Intermediary Service Class.	0.09%	1,000.00	1,000.30	0.45	1,024.35	0.45
U.S. Government Money Market
Fund - Class Y	0.11%	1,000.00	1,000.20	0.55	1,024.25	0.55
U.S. Treasury Money Market Fund -
Class D	0.16%	1,000.00	1,000.00	0.79	1,024.00	0.80
U.S. Treasury Money Market Fund -
Class I	0.10%	1,000.00	1,000.40	0.50	1,024.30	0.50
U.S. Treasury Money Market Fund -
Intermediary Class	0.11%	1,000.00	1,000.40	0.55	1,024.25	0.55
U.S. Treasury Money Market Fund -
Intermediary Service Class	0.12%	1,000.00	1,000.30	0.60	1,024.20	0.60
U.S. Treasury Money Market Fund -
Class Y	0.13%	1,000.00	1,000.20	0.64	1,024.15	0.65
____________________

(1)	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.)

32       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Other Information (Unaudited)

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Funds disclose on the Investment Adviser’s website within five business days after the end of each month a complete schedule of portfolio holdings and certain other information, including the dollar-weighted average portfolio maturity and dollar-weighted average portfolio life. In addition, each Fund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. The Funds’ Form N-MFP filings will be available on the SEC’s website, and the Investment Adviser’s website will contain a link to such filings.

An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HSBC FAMILY OF FUNDS       33

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients

HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders

HSBC Funds
P.O. Box 8106
Boston, MA 02266-8106
1-800-782-8183

TRANSFER AGENT

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

DISTRIBUTOR

Foreside Distribution Services, L.P.
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products:

ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at www.investorfunds.us.hsbc.com. Investors should read the prospectus carefully before investing or sending money.

HSB-SAR-MMF-0622	06/22

HSBC Funds

Semi-Annual Report
April 30, 2022

EQUITY FUNDS	Class A	Class C	Class I
HSBC Opportunity Fund	HSOAX	HOPCX	RESCX

Table of Contents
HSBC Family of Funds
Semi-Annual Report - April 30, 2022

Glossary of Terms	2
Commentary From the Investment Manager	3
Portfolio Reviews	4
Statements of Assets and Liabilities	6
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	12
Table of Shareholder Expenses	20
Portfolio Composition	21

Schedule of Portfolio Investments

HSBC Opportunity Portfolio	22
Statement of Assets and Liabilities	24
Statement of Operations	25
Statement of Changes in Net Assets	26
Financial Highlights	27
Notes to Financial Statements	28
Investment Adviser Contract Approvals	34
Investment Subadviser Contract Approvals	37
Operation and Implementation of the Liquidity Risk Management Program	39
Table of Shareholder Expenses	40
Other Information	41

Glossary of Terms

Basis points (BPS) refers to a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1%, or 0.01%, or 0.0001, and is used to denote the percentage change in a financial instrument.

Bloomberg Global Aggregate Index is an index that is the measure of the global investment-grade debt from 24 local currency markets, which include treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers.

Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.

Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high-yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/ BB+ or below. Bonds from issuers with an emerging markets (EM) country of risk, based on Barclays EM country definition, are excluded.

ICE BofA Merrill Lynch U.S. High Yield Index is an index that tracks the performance of U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market.

Gross Domestic Product (“GDP”) is the value of goods and services produced in a given country in a given year.

MSCI Europe Australasia and Far East (“MSCI EAFE”) Index is an equity index which captures the large- and mid-cap representation across 21 developed markets countries, excluding the U.S. and Canada.

MSCI Emerging Markets Index is a float-adjusted market capitalization index that is designed to measure equity market performance in global emerging markets.

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Russell 2500TM Growth Index is an index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Securities indices are unmanaged and assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

2 HSBC FAMILY OF FUNDS

Commentary From the Investment Manager (Unaudited)
HSBC Global Asset Management (USA) Inc.

Global Economic Review

During the six-month period ending April 30, 2022, major economies including the United States and China experienced slower economic growth. The transition into the latter stages of the expansive phase of the economic cycle was marked by more normalized monetary policies among most central banks. Rising inflation and persistent supply-side constraints dominated the macro-economic outlook for the period and generated headwinds for the global economy.

In the final months of 2021, supply-side constraints still posed a challenge to global economies. Strong demand from U.S. consumers continued to outstrip supply for many goods, which helped support persistent near-term inflation in the U.S. Ongoing virus containment efforts in many emerging markets countries, including China, worsened the demand-supply imbalance. High inflation was also a factor in the U.K. and some emerging markets, such as Russia and Eastern Europe.

Despite these challenges, the U.S. economy managed to grow at an annualized rate of 7% in the fourth quarter of 2021. Continued job growth and solid fundamentals helped support equity markets as they closed out the year, and the outlook for growth remained cautiously optimistic into the New Year. However, inflation showed no signs of abating in early 2022, leading to concerns the Federal Reserve (the Fed) would accelerate its plans to tighten monetary policy which would generate additional drag on the economy.

Geopolitical tensions flared in February with the Russian invasion of Ukraine. The conflict sent oil prices higher, adding to already high inflation metrics. Slowing growth and persistent high inflation raised the specter of stagflation—where the economy is marked by persistent high inflation, stagnant demand, and high unemployment—even as rising wages and labor supply shortages presented long-term risks for continued inflation in the U.S.

Geopolitical tensions and high oil prices dominated the remainder of the period under review, even as the Fed in March instituted the first of its planned rate hikes in 2022. The Fed maintained its hawkish approach despite first quarter GDP estimates showing a decline of 1.7% for the quarter on an annualized basis.

High energy prices generated headwinds for the eurozone and India, which offset the growth the regions were expecting as they began to ease COVID restrictions. Lingering trade tensions around Brexit and higher energy prices generated headwinds for the U.K. economy as well. Meanwhile, challenges in China’s property sector generated economic headwinds early in the period, while its zero-COVID policy led to lockdowns in major cities, including much of Shanghai in March, which further amplified supply-side disruptions. For its part, Japan continued to suffer from a weaker yen and higher commodity prices, which overwhelmed that country’s post-pandemic return to growth.

Emerging markets economies largely showed signs of rebounding economic growth through the end 2021 amid easing virus outbreaks, particularly in Latin America, and higher oil prices that benefited oil-exporting countries such as Russia. However, rising inflation, supply chain issues, and tighter monetary and fiscal policies generated larger economic headwinds as the New Year began. The conflict in Ukraine further weighed on many emerging markets in the final months of the period, particularly among many Eastern Europe countries and Russia. Sanctions imposed by western nations in response to the conflict drove the Russian economy toward a deep recession. By comparison, Gulf countries continued to experience robust growth as they benefited from rapid COVID-19 vaccinations and higher oil prices.

Rising inflation drove most central banks to begin tightening monetary policy despite the risks to their relative economies. The notable exception was the People’s Bank of China. They maintained a more dovish tone given growth risks in the Chinese economy remained their primary concern while inflation presented less of a challenge. By comparison, the Fed raised rates by 25 basis points1 in March, with plans for additional hikes throughout 2022. Inflation in the U.S. remained high across the six-month period, measuring 6.8% on an annualized basis in November 2021, and ending the period at 8.3% in April—slightly down from a peak annualized rate of 8.5% in March 2022.

Market review

Global equity markets fell for the six-month period due in large part to growing inflation fears and the spreading economic impacts of the conflict in Ukraine in April. Stock markets managed to post small gains in December and March, but that was not enough to offset the losses in April. In the U.S., small- and mid-cap stocks generally underperformed their large-cap counterparts for the period. The Russell 2000 Index1 of small-cap stocks returned -18.38% for the six months under review, compared to a -11.29% return for the Russell 1000 Index1 of large-cap stocks. Value stocks generally outperformed growth-oriented companies as investors grew concerned about the potential impacts of rising inflation on growth stocks’ earnings projections.

International equities also fell largely in line with U.S. equities, although emerging markets fell farther than developed international markets. The MSCI EAFE Index1 of developed-market international stocks lost -11.80% (NR), while the MSCI Emerging Markets Index1 returned -14.15% (NR).

Global fixed income markets generally struggled due to inflation concerns, which helped push U.S. and European bond yields higher and prices lower in every month except December. The Bloomberg U.S. Aggregate Bond Index1, which tracks investment-grade bonds in the U.S. market, returned -9.47% for the six-month period under review. By comparison, the Bloomberg Global Aggregate Bond Index1, which tracks the broader global investment-grade fixed income market, returned -11.69% for the same period. Amid rising interest rates, U.S. high-yield bonds generally fared better than investment grade bonds, but still lost ground. The ICE BofA Merrill Lynch U.S. High Yield Index1, which tracks high-yield bonds in the U.S. market, returned -7.22% over the six months under review.

1	For additional information, please refer to the Glossary of Terms.

HSBC FAMILY OF FUNDS 3

Portfolio Reviews (Unaudited)

HSBC Opportunity Fund
(Class A Shares, Class C Shares and Class I Shares)
by William A. Muggia, Committee Lead/Portfolio Manager
Richard D. Lee, CFA, Portfolio Manager
Ethan J. Myers, CFA, Portfolio Manager
John M. Montgomery, Portfolio Manager
Westfield Capital Management Company, L.P.

The HSBC Opportunity Fund (the “Fund”) seeks long-term growth of capital by investing, under normal circumstances, primarily in equity securities of small- and mid-cap companies. Small- and mid-cap companies generally are defined as those that have market capitalizations within the range of market capitalizations represented in the Russell 2500TM Growth Index1. The Fund may also invest in equity securities of larger, more established companies and may invest up to 20% of its assets in securities of foreign companies. The Fund employs a two-tier structure, commonly referred to as a “master-feeder” structure, in which the Fund invests all of its investable assets in the HSBC Opportunity Portfolio (the “Portfolio”). The Portfolio employs Westfield Capital Management Company, L.P. as its subadviser (“Westfield”).

Effective on or about June 30, 2022 (the "Effective Date"), the Fund changed its name, investment subadvisor, and principal investment strategy. The HSBC Opportunity Fund became the HSBC RadiantESG U.S. Smaller Companies Fund. On or after the Effective Date, the Fund employs an investment strategy that uses proprietary models targeting companies with attractive fundamentals and strong environmental, social, and governance (ESG) characteristics. The Fund’s investment objective of seeking long-term growth of capital will remain the same, as will its focus on small and mid-cap companies. Beginning on the Effective Date, RadiantESG Global Investors LLC replaced Westfield as the Fund's investment subadvisor.

Investment Concerns

There is no assurance that a portfolio will achieve its investment objective or will work under all market conditions. The value of investments may go down as well as up and you may not get back the amount originally invested. Portfolios may be subject to certain additional risks, which should be considered carefully along with their investment objectives and fees. Equity investments fluctuate in value based on changes to an individual company’s financial condition and overall market conditions. The Fund is also subject to market risk, which is the risk that the value of the Fund’s portfolio investments may decline due to changing market conditions. Market conditions may be negatively impacted by events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness, or other public health threats. Investments in foreign markets entail special risks such as currency, political, economic, and market risks. Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. Investing in smaller companies is more risky and volatile than investing in large companies. Growth investment style may fall out of favor in the marketplace and result in significant declines in the value of the Portfolio’s securities. Securities of companies considered growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory, and economic uncertainty. Using ESG criteria will cause the Fund to forgo investment opportunities available to other mutual funds that do not use these criteria, which could affect the Fund's performance. The use of proprietary quantitative models in selecting investments could be adversely impacted by unforeseeable software or hardware malfunctions and other technological risks, and the data used in the models may cause the models to perform differently than expected.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2022, the Fund returned -22.11% for its Class A shares (no load). That compared to a -25.96% return for the Russell 2500 Growth Index1, the Fund’s primary benchmark.

Portfolio Performance

After notching fresh all-time market highs in the opening days of 2022, U.S. equities ended the six-month period ended April 30, 2022 markedly lower. Growth stocks lagged value stocks and small caps lagged large caps over the period as slowing growth, persistent inflation, the Omicron COVID-19 variant, and increased recessionary fears dampened investor sentiment. The onset of the conflict in Ukraine created a humanitarian crisis and hampered already disrupted supply chains, which drove sharp price responses in commodity markets that were already reeling from supply/demand imbalances. For U.S. equity investors, an unclear geopolitical outcome created uncertainty compounded by an increasingly hawkish Federal Reserve (Fed). Markets fell as expectations increased for accelerated interest rates hikes by the Fed in 2022. Swiftly changing expectations affected all corners of the market during the period as risk was repriced across the investment universe. From an absolute return standpoint, energy was the only sector with a positive return in both the Fund and the benchmark.

The Fund outperformed its primary benchmark for the period under review. The financials sector was the largest contributor to relative performance, driven by strong stock selection. In particular, the Fund benefited from its investment in a property and casualty insurance underwriter that delivered strong fourth quarter earnings boosted by a favorable operating environment. This allowed the company to return excess capital reserves in the form of special dividends. The industrials sector was another strong contributor, most notably the Fund’s investment in an electrical products company that leveraged high demand to pass through price increases above its own cost inflation, which drove better-than-expected quarterly results.

The Fund’s lack of exposure to the consumer staples sector was its largest source of weakness relative to its benchmark. The sector delivered less negative returns compared to the broader market as investors sought out safer, more stable companies amidst a volatile environment. †

† Portfolio composition is subject to change.
1 For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

4	HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Opportunity Fund

			Average Annual			Expense
Fund Performance			Total Returns (%)			Ratio (%)[4]
	Inception	Six
As of April 30, 2022	Date	Months*	1 Year	5 Year	10 Year	Gross	Net
HSBC Opportunity Fund Class A1	9/23/96	-25.99	-20.68	10.21	10.35	7.00	1.65
HSBC Opportunity Fund Class C2	11/4/98	-22.49	-17.21	10.58	10.50	7.75	2.40
HSBC Opportunity Fund Class I†	9/3/96	-21.87	-16.05	11.83	11.44	1.88	1.10
Russell 2500 GrowthTM Index[3]	—	-25.96	-23.08	10.12	11.43	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through June 30, 2023.

Certain returns shown include monies received by the Portfolio, in which the Fund invests, in respect of one-time class action settlements and monies received by the Fund from a one-time reimbursement from HSBC Global Asset Management (USA) Inc. (the “Adviser”) related to past marketing arrangements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolio and the Fund not received the payments.

*	Aggregate Total Return.
†	The Class I Shares are issued by a separate series of the HSBC Funds.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
3	For additional information, please refer to the Glossary of Terms.
4	Reflects the expense ratio as reported in the prospectus dated February 28, 2022, as supplemented to date. As of April 30, 2022, HSBC Global Asset Management (USA) Inc., the Adviser, had entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the Portfolio) to an annual rate of 1.65%, 2.40% and 1.10% for Class A Shares, Class C and Class I Shares, respectively. Effective on or about June 30, 2022, the contractual expense limitation agreement with the Adviser and the Fund was amended to limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies other than the Portfolio) to an annual rate of 1.45%, 2.20%, and 0.90% for Class A Shares, Class C Shares and Class I Shares, respectively. The amended expense limitations shall be in effect until June 30, 2023. The gross expense ratios are 6.80%, 7.55%, and 1.68% for Class A Shares, Class C Shares and Class I Shares, respectively. Additional information pertaining to the April 30, 2022 expense ratios can be found in the financial highlights.

The Fund’s performance is measured against the Russell 2500TM Growth Index, an unmanaged index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The performance for the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS	5

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of April 30, 2022 (Unaudited)

	HSBC Opportunity Fund	HSBC Opportunity Fund (Class I)
Assets:
Investments in Affiliated Portfolio	9,508,707	62,959,540
Receivable for capital shares issued	109,757	13,976
Receivable from Investment Adviser	21,489	92,177
Prepaid expenses and other assets	12,423	14,423
Total Assets	9,652,376	63,080,116

Liabilities:
Payable for capital shares redeemed	11,039	—
Accrued expenses and other payables:
Administration	138	907
Distribution fees	19	—
Shareholder Servicing	1,426	—
Accounting	1,851	1,460
Printing	1,040	3,886
Professional	13,298	13,298
Transfer Agent	7,694	18,981
Other	5,317	5,237
Total Liabilities	41,822	43,769
Net Assets	$9,610,554	$63,036,347

Composition of Net Assets:
Paid in capital	$10,362,427	$62,310,763
Total distributable earnings/(loss)	(751,873)	725,584
Net Assets	$9,610,554	$63,036,347

Net Assets:
Class A Shares	$9,583,156	$—
Class C Shares	27,398	—
Class I Shares	—	63,036,347
Total	$9,610,554	$63,036,347

Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	1,262,790	—
Class C Shares	21,128	—
Class I Shares	—	9,484,443

Net Asset Value, Offering Price (Class C and Class I) and Redemption Price per share:
Class A Shares	$7.59	$—
Class C Shares(a)	$1.30	$—
Class I Shares	$—	$6.65
Maximum Sales Charge:
Class A Shares	5.00%	—%
Maximum Offering Price per share (Net Asset Value / (100%-maximum sales charge))
Class A Shares	$7.99	$—
Investments in Affiliated Portfolio, at Cost	$9,862,065	$64,710,977
____________________
Amounts designated as "—" are 0.00 or have been rounded to 0.00.
(a) Redemption price per share varies by length of time shares are held.

6 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Operations—as of April 30, 2022 (Unaudited)

	HSBC Opportunity Fund	HSBC Opportunity Fund (Class I)
Net Investment Income Allocated from Affiliated Portfolio:
Investment income from Affiliated Portfolio	49,633	334,608
Expenses from Affiliated Portfolio	(102,162)	(685,074)
Net Investment Income from Affiliated Portfolio	(52,529)	(350,466)

Expenses:
Administration:
Class A Shares	892	—
Class C Shares	3	—
Class I Shares	—	6,022
Distribution:
Class C Shares	130	—
Shareholder Servicing:
Class A Shares	12,653	—
Class C Shares	38	—
Accounting	9,349	6,879
Printing	2,319	7,886
Professional	10,636	10,636
Transfer Agent	97,335	102,639
Registration fees	10,847	10,762
Other	3,393	3,065
Total expenses before fee and expense reductions	147,595	147,889
Fees voluntarily reduced/reimbursed by Investment Adviser	(914)	—
Fees contractually reduced/reimbursed by Investment Adviser	(163,300)	(425,158)
Net Expenses	(16,619)	(277,269)

Net Investment Income/(Loss)	(35,910)	(73,197)

Realized/Unrealized Gains/(Losses) on Investments Allocated from Affiliated Portfolio:
Net realized gains/(losses) from Affiliated Portfolio	(325,651)	2,474,912
Change in unrealized appreciation/depreciation on investments from Affiliated Portfolio	(2,359,175)	(20,529,728)

Net realized/unrealized gains/(losses) on investments from Affiliated Portfolio	(2,684,826)	(18,054,816)
Change in Net Assets Resulting from Operations	$(2,720,736)	$(18,128,013)
____________________
Amounts designated as "—" are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	7

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets—as of April 30, 2022

	HSBC Opportunity Fund		HSBC Opportunity Fund (Class I)
	Six Months		Six Months
	Ended		Ended
	April 30,		April 30,
	2022	For the year ended	2022	For the year ended
	(Unaudited)	October 31, 2021	(Unaudited)	October 31, 2021
Investment Activities:
Operations:
Net investment income/(loss)	$(35,910)	$(97,661)	$(73,197)	$(415,393)
Net realized gains/(losses) from investments	(325,651)	3,921,511	2,474,912	46,102,447
Change in unrealized appreciation/depreciation on
investments	(2,359,175)	81,612	(20,529,728)	(6,145,310)
Change in net assets resulting from operations	(2,720,736)	3,905,462	(18,128,013)	39,541,744

Distributions to shareholders:
Class A Shares	(3,766,491)	(591,303)	—	—
Class C Shares	(27,849)	(4,962)	—	—
Class I Shares	—	—	(45,436,904)	(10,024,994)
Change in net assets resulting from distributions
to shareholders	(3,794,340)	(596,265)	(45,436,904)	(10,024,994)
Change in net assets resulting from capital
transactions	3,566,911	(12,016)	37,792,302	(62,666,721)
Change in net assets	(2,948,165)	3,297,181	(25,772,615)	(33,149,971)

Net Assets:
Beginning of period	12,558,719	9,261,538	88,808,962	121,958,933
End of period	$9,610,554	$12,558,719	$63,036,347	$88,808,962
____________________

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

8	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets—as of April 30, 2022 (continued)

	HSBC Opportunity Fund		HSBC Opportunity Fund (Class I)
	Six Months		Six Months
	Ended		Ended
	April 30,		April 30,
	2022	For the year ended	2022	For the year ended
	(Unaudited)	October 31, 2021	(Unaudited)	October 31, 2021
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$891,307	$269,188	$—	$—
Dividends reinvested	3,689,981	566,123	—	—
Value of shares redeemed	(1,037,743)	(841,668)	—	—
Class A Shares capital transactions	3,543,545	(6,357)	—	—
Class C Shares:
Dividends reinvested	27,849	4,962	—	—
Value of shares redeemed	(4,483)	(10,621)	—	—
Class C Shares capital transactions	23,366	(5,659)	—	—
Class I Shares:
Proceeds from shares issued	—	—	2,728,609	3,553,293
Dividends reinvested	—	—	44,902,419	9,848,822
Value of shares redeemed	—	—	(9,838,726)	(76,068,836)
Class I Shares capital transactions	—	—	37,792,302	(62,666,721)

Change in net assets resulting from capital
transactions	$3,566,911	$(12,016)	$37,792,302	$(62,666,721)

SHARE TRANSACTIONS:
Class A Shares:
Issued	106,801	20,601	—	—
Reinvested	407,733	46,026	—	—
Redeemed	(115,615)	(63,754)	—	—
Change in Class A Shares	398,919	2,873	—	—
Class C Shares:
Reinvested	17,967	904	—	—
Redeemed	(3,157)	(1,857)	—	—
Change in Class C Shares	14,810	(953)	—	—
Class I Shares:
Issued	—	—	355,102	206,182
Reinvested	—	—	5,676,665	607,577
Redeemed	—	—	(1,181,285)	(4,494,614)
Change in Class I Shares	—	—	4,850,482	(3,680,855)
____________________

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	9

HSBC OPPORTUNITY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Distributions					Ratios/Supplementary Data
													Ratio of
			Net Realized										Expenses
			and										to Average
			Unrealized									Ratio of Net	Net Assets
	Net Asset	Net	Gains			Net Realized				Net Assets	Ratio of Net	Investment	(Excluding
	Value,	Investment	(Losses)	Total from	Net	Gains from		Net Asset		at End	Expense to	Income to	Fee
	Beginning	Income/	from	Investment	Investment	Investment	Total	Value, End	Total Return	of Period	Average Net	Average Net	Reductions)	Portfolio
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Distributions	of Period	(b)	(000's)	Assets(c)	Assets(c)	(c)	Turnover(d)
Class A Shares
Six Months Ended April 30,
2022 (Unaudited)	$14.49	$(0.03)	$(2.46)	$(2.49)	$—	$(4.41)	$(4.41)	$7.59	(22.11)%	$9,583	1.55%	(0.65)%	4.53%	37%
Year Ended October 31, 2021	10.71	(0.11)	4.57	4.46	—	(0.68)	(0.68)	14.49	42.81%	12,518	1.55%	(0.83)%	7.00%	78%
Year Ended October 31, 2020	9.42	(0.09)	2.10	2.01	—	(0.72)	(0.72)	10.71	22.05%	9,224	1.55%	(0.91)%	7.29%	94%
Year Ended October 31, 2019	10.70	(0.07)	0.59	0.52	—	(1.80)	(1.80)	9.42	8.77%	8,449	1.55%	(0.79)%	5.77%	81%
Year Ended October 31, 2018	11.24	(0.10)	0.82	0.72	—	(1.26)	(1.26)	10.70	6.46%	9,352	1.55%	(0.84)%	5.37%	77%
Year Ended October 31, 2017	9.94	(0.08)	2.68	2.60	—	(1.30)	(1.30)	11.24	29.00%	9,422	1.55%	(0.79)%	2.98%	80%
Class C Shares
Six Months Ended April 30,
2022 (Unaudited)	$6.43	$(0.01)	$(0.71)	$(0.72)	$—	$(4.41)	$(4.41)	$1.30	(22.28)%	$27	2.30%	(1.40)%	5.28%	37%
Year Ended October 31, 2021	5.10	(0.09)	2.10	2.01	—	(0.68)	(0.68)	6.43	41.77%	41	2.30%	(1.60)%	7.74%	78%
Year Ended October 31, 2020	4.85	(0.08)	1.05	0.97	—	(0.72)	(0.72)	5.10	21.29%	37	2.30%	(1.65)%	8.13%	94%
Year Ended October 31, 2019	6.53	(0.08)	0.20	0.12	—	(1.80)	(1.80)	4.85	8.07%	77	2.30%	(1.54)%	6.60%	81%
Year Ended October 31, 2018	7.38	(0.11)	0.52	0.41	—	(1.26)	(1.26)	6.53	5.52%	116	2.30%	(1.60)%	6.08%	77%
Year Ended October 31, 2017	6.99	(0.11)	1.80	1.69	—	(1.30)	(1.30)	7.38	28.11%	454	2.30%	(1.54)%	3.71%	80%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Opportunity Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

10	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC OPPORTUNITY FUND (CLASS I)
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Distributions					Ratios/Supplementary Data
													Ratio of
			Net Realized										Expenses
			and										to Average
			Unrealized									Ratio of Net	Net Assets
	Net Asset	Net	Gains			Net Realized				Net Assets	Ratio of Net	Investment	(Excluding
	Value,	Investment	(Losses)	Total from	Net	Gains from		Net Asset		at End	Expense to	Income to	Fee
	Beginning	Income/	from	Investment	Investment	Investment	Total	Value, End	Total Return	of Period	Average Net	Average Net	Reductions)	Portfolio
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Distributions	of Period	(b)	(000's)	Assets(c)	Assets(c)	(c)	Turnover(d)
Class I Shares
Six Months Ended April 30,
2022 (Unaudited)	$19.16 (e)	$(0.01)	$(2.60)	$(2.61)	$—	$(9.90)	$(9.90)	$6.65	(21.87)%	$63,036	1.10%	(0.20)%	2.25%	37%
Year Ended October 31, 2021	14.67	(0.07)	6.13	6.06	—	(1.57)	(1.57)	19.16 (e)	43.23%	88,809	1.10%	(0.39)%	1.88%	78%
Year Ended October 31, 2020	12.79	(0.06)	2.85	2.79	—	(0.91)	(0.91)	14.67	22.58%	121,959	1.10%	(0.46)%	1.63%	94%
Year Ended October 31, 2019	14.38	(0.04)	0.81	0.77	—	(2.36)	(2.36)	12.79	9.25%	115,924	1.10%	(0.34)%	1.44%	81%
Year Ended October 31, 2018	15.40	(0.06)	1.12	1.06	—	(2.08)	(2.08)	14.38	6.96%	136,640	1.10%	(0.40)%	1.39%	77%
Year Ended October 31, 2017	13.27	(0.05)	3.65	3.60	—	(1.47)	(1.47)	15.40	29.53%	127,861	1.10%	(0.34)%	1.12%	80%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Opportunity Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)

The net asset value per share (“NAV”) for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in the United States of America.

Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	11

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2022 (Unaudited)

1. Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of April 30, 2022, the Trust is composed of 5 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the following two diversified funds (individually a “Fund”, collectively the “Funds”) of the Trust:

Fund	Short Name
HSBC Opportunity Fund	Opportunity Fund
HSBC Opportunity Fund (Class I)	Opportunity Fund (Class I)

At a meeting held on April 25, 2022, the Board of Trustees of the Trust approved changing the name of the Funds to “HSBC RadiantESG U.S. Smaller Companies Fund” and ‘HSBC RadiantESG U.S. Smaller Companies Fund (Class I),” respectively. Such changes will take effect on or about June 30, 2022.

Financial statements for all other funds of the Trust are published separately.

Each Fund is a feeder fund in a master-feeder fund structure and seeks to achieve its investment objectives by investing all of its investable assets in the HSBC Opportunity Portfolio (the “Portfolio”), which is a diversified series of the Trust with the same investment objective as the Funds. The Portfolio operates as the master fund in a master-feeder arrangement in which the feeder funds invest all or part of their investable assets in the Portfolio. The Funds’ proportionate ownership of the Portfolio was as follows:

Proportionate
Ownership
Interest on
Fund	April 30, 2022 (%)
Opportunity Fund	13.1
Opportunity Fund (Class I)	86.9

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are included elsewhere in this report. The financial statements of the Portfolio should be read in conjunction with the financial statements of the Funds.

The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Opportunity Fund offers two classes of shares: Class A Shares and Class C Shares. The Opportunity Fund (Class I) offers one class of shares: Class I Shares. Class A Shares of the Opportunity Fund have a maximum sales charge of 5.00% as a percentage of the offering price. Class C Shares of the Opportunity Fund are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Opportunity Fund (Class I). Each class of shares in the Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges of each class of shares.

Under the Trust’s organizational documents, the Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with its service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Trust believes the risk of loss to be remote.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

12	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2022 (Unaudited) (continued)

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds record their investments in the Portfolio at fair value. The notes to the Portfolio’s financial statements included elsewhere in this report provide information about the Portfolio’s valuation policy and its period-end security valuations.

Investment Transactions and Related Income:

The Funds record investments in the Portfolio on a trade date basis. The Funds record daily their proportionate share of income, expenses, changes in unrealized appreciation and depreciation and realized gains and losses derived from the Portfolio. In addition, the Funds accrue their own expenses daily as incurred.

Foreign Currency Translation:

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in securities and foreign currency translations.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated among the applicable series within the Trust equally to each fund, in relation to its net assets, or another appropriate basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Distributions to Shareholders:

Dividends distributed to shareholders of the Funds from net investment income, if any, are declared and distributed semiannually for the Funds.

Distributions from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required for the Funds, although shareholders may be taxed on distributions they receive.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits

HSBC FAMILY OF FUNDS	13

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2022 (Unaudited) (continued)

related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets

●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds record their investments in the Portfolio at fair value, which represents their proportionate ownership of the value of the Portfolios’ net assets. These investments are typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolio are recorded at fair value, as discussed more fully in the Notes to Financial Statements of the Portfolio included elsewhere in this report.

As of April 30, 2022, all investments were categorized as Level 2 in the fair value hierarchy.

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company under the laws of the United States, acts as Investment Adviser to the Portfolio pursuant to an Investment Advisory Contract. As Investment Adviser, HSBC manages the investments of the Portfolio and continuously reviews, supervises, and administers the Portfolios’ investments. The Funds are not directly charged any investment management fees.

Administration, Fund Accounting and Other Services:

HSBC also serves the Funds as Administrator. Under the terms of the Administration Services Agreement, HSBC receives from the Funds (as well as other funds in the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate (%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0265
In excess of $50 billion	0.0245

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trust. For the six-month period ended April 30, 2022, the effective annualized rate was 0.032%, prior to any fee waivers or expense reimbursements, based on the average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust subject to certain allocations in cases where one fund invests some or all of its assets in another fund. For assets invested in the Portfolio by the Funds, the Portfolio pays half of the administration fee and the Funds pay half, for a combination of the total fee rate set forth above.

14	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2022 (Unaudited) (continued)

Pursuant to a Sub-Administration Services Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trust’s Sub-Administrator. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth below:

Based on Average Daily Net Assets of	Fee Rate (%)
Up to $10 billion	0.0200
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0065
In excess of $50 billion	0.0045

Under a Services Agreement between the Trust and Citi (the “Services Agreement”), Citi makes an individual available to serve as the Trust’s Chief Compliance Officer (the “CCO”). Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program, including support services to the CCO. For the services provided under the Services Agreement, the Trust paid Citi $156,958 for the six-month period ended April 30, 2022, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

In addition, Citi provides fund accounting services for each Fund under the Services Agreement. As fund accountant, Citi receives an annual fee per Fund and share class, subject to certain minimums and reimbursements of certain expenses. Citi receives additional fees paid by the Trust for regulatory administration services.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside” or the “Distributor”) serves the Trust as Distributor. The Trust, on behalf of the Opportunity Fund, has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25% and 1.00% of the average daily net assets of Class A Shares (currently not being charged) and Class C Shares (currently charging 0.75%) of the applicable funds, respectively. For the six-month period ended April 30, 2022, Foreside received $113 in commissions from sales of the Trust.

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee that is computed daily and paid monthly up to 0.25% of the average daily net assets of Class A Shares and Class C Shares of the Opportunity Fund. The fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan may not exceed in the aggregate 0.50% annually of the average daily net assets of Class A Shares, and 1.00% of the average daily net assets of Class C Shares.

The Trust has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Funds will pay all or a portion of such fees earned to financial intermediaries for performing such services.

Transfer Agency:

DST Asset Manager Solutions, Inc. (“DST”) provides transfer agency services for each Fund. As transfer agent, DST receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, and reimbursement of certain expenses.

HSBC FAMILY OF FUNDS	15

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2022 (Unaudited) (continued)

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board of Trustees (the “Board”). The Independent Trustees also receive a fee for each regular, special, and informational meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trust and are presented in the Statements of Operations.

Other:

The Funds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative Services.”

The Funds may use related party broker-dealers. For the six-month period ended April 30, 2022, there were no brokerage commissions paid to broker-dealers affiliated with the Adviser.

The Adviser and its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Portfolio invests.

Fee Reductions:

The Investment Adviser has agreed to contractually limit through March 1, 2023 the total annual expenses of the Funds, including the allocated expenses from the Portfolio, exclusive of interest, taxes, brokerage commissions, extraordinary expenses, and estimated indirect expenses attributable to the Funds’ investments in investment companies. Each Fund Class has its own expense limitations based on the average daily net assets for any full fiscal year as follows:

		Contractual
		Expense
	Class	Limitations (%)
Opportunity Fund	A	1.65
Opportunity Fund	C	2.40
Opportunity Fund (Class I)	I	1.10

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years calculated monthly from when the waiver or reimbursement is recorded to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. During the six-month period ended April 30, 2022, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements.

As of April 30, 2022, the repayments that may potentially be made by the Funds are as follows:

	Amount Eligible Through
	2025 ($)	2024 ($)	2023 ($)	Total ($)
Opportunity Fund	163,300	623,917	491,640	1,278,857
Opportunity Fund (Class I)	425,158	821,503	605,184	1,851,845

Citi may voluntarily waive/reimburse fees to help support the expense limits of the Funds. In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be eliminated or changed at any time. Amounts waived/ reimbursed by the Investment Adviser, Administrator and Citi as Sub-Administrator are reported separately on the Statements of Operations, as applicable.

16	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2022 (Unaudited) (continued)

5. Affiliated Investment Transactions:

A summary of each Fund’s investment in the Portfolio for the six-month period ended April 30, 2022 is as follows:

				Net	Change in
				Realized	Unrealized		Net
	Value			Gains/	Appreciation	Value	Income/
	10/31/2021	Contributions	Withdrawals	(Losses)	/Depreciation	4/30/2022	(Loss)
	($)	($)	($)	($)	($)	($)	($)
Opportunity Fund
Opportunity Portfolio	12,564,869	4,647,757	(4,966,564)	(325,651)	(2,359,175)	9,508,707	(52,529)
Total	12,564,869	4,647,757	(4,966,564)	(325,651)	(2,359,175)	9,508,707	(52,529)

Opportunity Fund (Class I)
Opportunity Portfolio	88,794,579	47,517,266	(54,947,023)	2,474,912	(20,529,728)	62,959,540	(350,466)
Total	88,794,579	47,517,266	(54,947,023)	2,474,912	(20,529,728)	62,959,540	(350,466)

6. Investment Risks:

The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect a Fund’s performance. A Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, even if such hedging techniques are employed, there is no assurance that they will be successful.

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day.

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, social, political, economic and regulatory risks.

Market Risk: The value of a Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or sector of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.

7. Federal Income Tax Information:

As of the tax year ended October 31, 2021, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
				Appreciation/
		Tax Unrealized	Tax Unrealized	(Depreciation)
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	($)*
Opportunity Fund	10,596,006	2,006,721	(37,858)	1,968,863
Opportunity Fund (Class I)	69,940,976	18,867,338	(13,735)	18,853,603
____________________

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

HSBC FAMILY OF FUNDS	17

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2022 (Unaudited) (continued)

The tax character of distributions paid by the Funds for the tax year ended October 31, 2021, was as follows:

	Distributions paid from
				Total
	Ordinary Income	Net Long-Term	Total Taxable	Distributions
	($)	Capital Gains ($)	Distributions ($)	Paid ($)(1)
Opportunity Fund	106,753	489,512	596,265	596,265
Opportunity Fund (Class I)	2,927,949	7,097,045	10,024,994	10,024,994

____________________

(1)	Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of the tax year ended October 31, 2021, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

		Undistributed		Unrealized	Total
	Undistributed	Long-Term		Appreciation/	Accumulated
	Ordinary	Capital Gains	Accumulated	(Depreciation)	Earnings/
	Income ($)	($)	Earnings ($)	($)(1)	(Deficit) ($)
Opportunity Fund	1,311,809	2,482,531	3,794,340	1,968,863	5,763,203
Opportunity Fund (Class I)	16,743,163	28,693,735	45,436,898	18,853,603	64,290,501

____________________

(1)	The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales.

The amount and character of net investment income and net realized gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash losses and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies) do not require reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

8. Significant Shareholders:

Shareholders, including other funds, individuals, and accounts, as well as each Fund’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with GAAP).

The following list includes the Funds which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities. Significant transactions by these shareholder accounts may negatively impact the Funds’ performance.

18	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2022 (Unaudited) (continued)

	Number of shareholders with ownership of voting securities of the Fund greater than 10% and less than 25% of the total Fund’s outstanding voting securities	Percentage owned in aggregate by 10% - 25% shareholders (%)	Number of shareholders with ownership of voting securities of the Fund greater than 25% of the total Fund’s outstanding voting securities	Percentage owned in aggregate by greater than 25% shareholders (%)
Opportunity Fund	1	14	1	54
Opportunity Fund (Class I)	2	28	1	49

9. Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no adjustments or additional disclosures were required to the financial statements as of April 30, 2022.

HSBC FAMILY OF FUNDS	19

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period beginning November 1, 2021 and held through the period ended April 30, 2022.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended April 30, 2022.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the columns under the heading entitled “Hypothetical” are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Annualized	Beginning	Ending		Ending
	Expense	Account	Account	Expenses	Account	Expenses
	Ratio During	Value	Value	Paid During	Value	Paid During
	Period	11/1/21	4/30/22	Period(1)	4/30/22	Period(1)
Opportunity Fund - Class A	1.55%	$1,000.00	$778.90	$6.84	$1,017.11	$7.75
Opportunity Fund - Class C	2.30%	1,000.00	777.20	10.13	1,013.39	11.48
Opportunity Fund - Class I	1.10%	1,000.00	781.30	4.86	1,019.34	5.51
____________________

(1)	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.)

20	HSBC FAMILY OF FUNDS

Portfolio Reviews
Portfolio Composition* April 30, 2022 (Unaudited)

HSBC Opportunity Portfolio

Percentage of Investments
Investment Allocation	at Value (%)
Software	11.2
Life Sciences Tools & Services	8.0
Biotechnology	7.8
Semiconductors & Semiconductor Equipment	6.7
Electrical Equipment	6.1
Equity Real Estate Investment Trusts	5.9
IT Services	4.7
Specialty Retail	4.0
Capital Markets	3.5
Textiles, Apparel & Luxury Goods	3.3
Professional Services	3.3
Machinery	3.0
Communications Equipment	3.0
Insurance	2.7
Pharmaceuticals	2.6
Building Products	2.2
Oil, Gas & Consumable Fuels	2.2
Construction Materials	2.1
Electronic Equipment, Instruments & Components	1.9
Construction & Engineering	1.7
Hotels, Restaurants & Leisure	1.6
Banks	1.6
Road & Rail	1.5
Leisure Products	1.3
Chemicals	1.3
Health Care Equipment & Supplies	1.3
Trading Companies & Distributors	1.2
Diversified Telecommunication Services	1.1
Internet & Direct Marketing Retail	0.8
Health Care Providers & Services	0.7
Containers & Packaging	0.7
Health Care Technology	0.6
Investment Companies	0.4
Total	100.0

____________________

* Portfolio composition is subject to change.

HSBC FAMILY OF FUNDS	21

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments—as of April 30, 2022 (Unaudited)

Common Stocks — 99.8%
	Shares	Value ($)
Banks — 1.6%
Signature Bank	4,680	1,133,730
Biotechnology — 7.8%
Ascendis Pharma AS, ADR(a)	14,297	1,304,887
Blueprint Medicines Corp.(a)	19,223	1,121,662
Fate Therapeutics, Inc.(a)	18,960	541,498
Ironwood Pharmaceuticals, Inc.(a)	116,550	1,398,600
Neurocrine Biosciences, Inc.(a)	12,010	1,081,260
Rocket Pharmaceuticals, Inc.(a)	21,440	220,403
		5,668,310
Building Products — 2.2%
Advanced Drainage Systems, Inc.	15,711	1,609,749
Capital Markets — 3.5%
Ares Management Corp., Class A	15,260	1,010,517
LPL Financial Holdings, Inc.	8,210	1,542,413
		2,552,930
Chemicals — 1.3%
FMC Corp.	7,130	945,010
Communications Equipment — 3.0%
F5, Inc.(a)	6,080	1,017,853
Lumentum Holdings, Inc.(a)	14,410	1,170,236
		2,188,089
Construction & Engineering — 1.7%
WillScot Mobile Mini Holdings Corp.(a)	35,070	1,230,957
Construction Materials — 2.1%
Vulcan Materials Co.	8,890	1,531,658
Containers & Packaging — 0.7%
Ranpak Holdings Corp.(a)	31,660	477,433
Diversified Telecommunication Services — 1.1%
Cogent Communications Holdings, Inc.	13,150	769,275
Electrical Equipment — 6.1%
Atkore, Inc.(a)	23,068	2,216,835
Encore Wire Corp.	12,050	1,359,360
Sensata Technologies Holding PLC(a)	19,070	865,969
		4,442,164
Electronic Equipment, Instruments & Components — 1.9%
Teledyne Technologies, Inc.(a)	3,160	1,363,698
Equity Real Estate Investment Trusts — 5.9%
Douglas Emmett, Inc.	62,190	1,832,117
Independence Realty Trust, Inc.	50,910	1,387,807
National Health Investors, Inc.	20,260	1,043,998
		4,263,922
Health Care Equipment & Supplies — 1.3%
Insulet Corp.(a)	3,893	930,388
Health Care Providers & Services — 0.7%
Guardant Health, Inc.(a)	8,600	530,620
Health Care Technology — 0.6%
Inspire Medical System, Inc.(a)	2,270	467,075
Hotels, Restaurants & Leisure — 1.6%
Red Rock Resorts, Inc., Class A	27,230	1,197,031
Insurance — 2.8%
American Financial Group, Inc.	14,420	1,996,882
Internet & Direct Marketing Retail — 0.8%
Revolve Group, Inc.(a)	14,113	596,415
IT Services — 4.7%
Gartner, Inc.(a)	5,320	1,545,726
MongoDB, Inc.(a)	3,350	1,189,015
Paya Holdings, Inc.(a)	131,130	667,452
		3,402,193
Leisure Products — 1.3%
BRP, Inc.	11,750	952,103
Life Sciences Tools & Services — 8.1%
Avantor, Inc.(a)	44,780	1,427,586
BIO-RAD Laboratories, Inc., Class A(a)	2,955	1,513,137
ICON PLC(a)	9,040	2,044,939
Repligen Corp.(a)	5,420	852,241
		5,837,903
Machinery — 3.0%
IDEX Corp.	6,290	1,193,968
Lincoln Electric Holdings, Inc.	7,400	997,002
		2,190,970
Oil, Gas & Consumable Fuels — 2.2%
Diamondback Energy, Inc.	12,660	1,598,072
Pharmaceuticals — 2.6%
Catalent, Inc.(a)	20,740	1,878,214
Professional Services — 3.3%
Booz Allen Hamilton Holding Corp.	11,550	942,827
TransUnion	16,250	1,422,200
		2,365,027
Road & Rail — 1.5%
Saia, Inc.(a)	5,230	1,077,171
Semiconductors & Semiconductor Equipment — 6.7%
Enphase Energy, Inc.(a)	3,990	643,986
MaxLinear, Inc.(a)	24,700	1,182,389
MKS Instruments, Inc.	9,360	1,066,852
Silicon Motion Technology Corp., ADR	16,330	1,239,937
Synaptics, Inc.(a)	4,720	700,637
		4,833,801
Software — 11.2%
Avalara, Inc.(a)	15,060	1,145,614
Bill.com Holdings, Inc.(a)	4,480	764,781
HubSpot, Inc.(a)	3,203	1,215,314
Nice, Ltd., ADR(a)	5,770	1,190,986
Paylocity Holding Corp.(a)	7,410	1,405,158
Pegasystems, Inc.	11,350	869,297
Tenable Holdings, Inc.(a)	21,680	1,197,386
Zendesk, Inc.(a)	3,000	366,120
		8,154,656
Specialty Retail — 4.0%
Five Below, Inc.(a)	9,620	1,511,302
National Vision Holdings, Inc.(a)	36,580	1,377,237
		2,888,539

22	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments—as of April 30, 2022 (Unaudited) (continued)

Common Stocks, continued
	Shares	Value ($)
Textiles, Apparel & Luxury Goods — 3.3%
Deckers Outdoor Corp.(a)	4,000	1,063,000
Tapestry, Inc.	41,400	1,362,888
		2,425,888
Trading Companies & Distributors — 1.2%
WESCO International, Inc.(a)	6,870	846,796
TOTAL COMMON STOCKS
(COST $74,452,539)		72,346,669

Investment Company — 0.4%
Northern Institutional
Government Select
Portfolio, Institutional
Shares, 0.23%(b)	275,671	275,671
TOTAL INVESTMENT
COMPANY
(Cost $275,671)		275,671
TOTAL INVESTMENTS IN
SECURITIES
(Cost $74,728,210) —
100.2%		72,622,340
Other Assets (Liabilities) -
(0.2)%		(154,093)
NET ASSETS - 100%		$72,468,247
____________________

(a) Represents non-income producing security.
(b) The rate represents the annualized 7-day yield that was in effect on April 30, 2022.

ADR - American Depositary Receipt

See notes to financial statements.	HSBC FAMILY OF FUNDS	23

HSBC FAMILY OF FUNDS

Statement of Assets and Liabilities—as of April 30, 2022 (Unaudited)

HSBC
Opportunity
Portfolio
Assets:
Investment in securities, at value	$72,622,340
Dividends receivable	20,997
Receivable for investments sold	491,723
Prepaid expenses	232
Total Assets	73,135,292

Liabilities:
Payable for investments purchased	561,415
Accrued expenses and other liabilities:
Investment Management	16,032
Sub-Advisory	35,265
Administration	1,048
Accounting	5,416
Compliance Services	6,934
Custodian	2,057
Printing	217
Professional	23,398
Trustee	2,739
Other	12,524
Total Liabilities	$667,045

Net Assets Applicable to investors' beneficial interest	$72,468,247
Investments in securities, at cost	$74,728,210

24	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statement of Operations—as of April 30, 2022 (Unaudited)

HSBC
Opportunity
Portfolio
Investment Income:
Dividends	$385,129
Foreign tax withholding	(888)
Total Investment Income	384,241

Expenses:
Investment Management Fees	107,008
Sub-Advisory Fees	235,417
Administration	6,932
Accounting	27,283
Compliance Services	50,531
Custodian	14,102
Printing	2,958
Professional	158,791
Trustee	150,197
Other	34,017
Total Expenses	787,236

Net Investment Income/(Loss)	$(402,995)

Net Realized/Unrealized Gains/(Losses) from Investments in Securities:
Net realized gains/(losses) from investment securities	2,149,261
Change in unrealized appreciation/depreciation on investment securities	(22,888,903)

Net realized/unrealized gains/(losses) on investments	(20,739,642)
Change in Net Assets Resulting from Operations	$(21,142,637)

See notes to financial statements.	HSBC FAMILY OF FUNDS	25

HSBC FAMILY OF FUNDS

Statement of Changes in Net Assets—as of April 30, 2022

	HSBC Opportunity Portfolio
	Six Months
	Ended
	April 30,
	2022	For the year ended
	(Unaudited)	October 31, 2021
Investment Activities:
Operations:
Net investment income/(loss)	$(402,995)	$(625,180)
Net realized gains/(losses) from investments	2,149,261	50,023,958
Change in unrealized appreciation/depreciation on investments	(22,888,903)	(6,063,698)
Change in net assets resulting from operations	(21,142,637)	43,335,080
Proceeds from contributions	52,165,023	4,654,627
Value of withdrawals	(59,913,587)	(77,915,936)
Change in net assets resulting from transactions in investors' beneficial interest	(7,748,564)	(73,261,309)
Change in net assets	(28,891,201)	(29,926,229)

Net Assets:
Beginning of period	101,359,448	131,285,677
End of period	$72,468,247	$101,359,448

26	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC OPPORTUNITY PORTFOLIO
Financial Highlights

		Ratios/Supplementary Data
				Ratio of Net
			Ratio of Net	Investment
		Net Assets at	Expense to	Income to
	Total	End of Period	Average Net	Average Net	Portfolio
	Return(a)	(000's)	Assets(b)	Assets(b)	Turnover(a)
HSBC OPPORTUNITY PORTFOLIO
Six Months Ended April 30, 2022 (Unaudited)	(21.98)%	$72,468	1.84%	(0.94)%	37%
Year Ended October 31, 2021	43.07%	101,359	1.25%	(0.53)%	78%
Year Ended October 31, 2020	22.50%	131,286	1.13%	(0.49)%	94%
Year Ended October 31, 2019	9.31%	124,533	1.07%	(0.31)%	81%
Year Ended October 31, 2018	6.99%	146,185	1.04%	(0.34)%	77%
Year Ended October 31, 2017	29.79%	137,857	0.91%	(0.15)%	80%

(a) Not annualized for periods less than one year.
(b) Annualized for periods less than one year.

See notes to financial statements.	HSBC FAMILY OF FUNDS	27

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2022 (Unaudited)

1. Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of April 30, 2022, the Trust is composed of 5 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the HSBC Opportunity Portfolio (the “Portfolio”). At a meeting held on April 25, 2022, the Board of Trustees of the Trust approved changing the name of the Portfolio to “HSBC RadiantESG U.S. Smaller Companies Portfolio.” Such change will take effect on or about June 30, 2022.

The Portfolio operates as a master fund in a master-feeder arrangement, in which the two feeder funds invest all or part of their investable assets in the Portfolio. The Agreement and Declaration of Trust permits the Board of Trustees (the “Board”) to issue an unlimited number of beneficial interests in the Portfolio.

The Portfolio is a diversified series of the Trust. Financial statements for all other funds of the Trust are published separately.

The following represents each feeder fund’s proportionate ownership interest in the Portfolio:

Proportionate
Ownership
Interest on
April 30, 2022
Feeder Fund	(%)
Opportunity Fund*	13.1
Opportunity Fund (Class I)*	86.9
____________________

*

At a meeting held on April 25, 2022, the Board approved changing the name of the Feeder Funds to “HSBC RadiantESG U.S. Smaller Companies Fund” and “HSBC RadiantESG U.S. Smaller Companies Fund (Class I),” respectively. Such changes will take effect on or about June 30, 2022.

Under the Trust’s organizational documents, the Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolio. In addition, in the normal course of business, the Trust may enter into contracts with its service providers, which also provide for indemnifications by the Portfolio. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust believes the risk of loss to be remote.

The Portfolio is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Portfolio records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

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Notes to Financial Statements—April 30, 2022 (Unaudited) (continued)

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. The Portfolio makes an allocation of its investment income, expenses and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio on the date of such accrual or gain/loss.

Foreign Currency Translation:

The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in securities and foreign currency translations.

Restricted Securities:

The Portfolio may invest in restricted securities. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be classified as liquid by the Investment Adviser (as defined in Note 4) under the Portfolio’s liquidity risk management program, as approved by the Board. Therefore, not all restricted securities are considered illiquid. Disposal of restricted securities may involve time consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Portfolio. As of April 30, 2022, there were no restricted securities held by the Portfolio.

Allocations:

Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses not directly attributable to the Portfolio are allocated among the applicable series within the Trust equally to each fund, in relation to its net assets, or another appropriate basis.

Federal Income Taxes:

The Portfolio is treated as a partnership for U.S. federal income tax purposes. Accordingly, the Portfolio passes through all of its net investment income and gains and losses to its feeder funds, and is therefore not subject to U.S. federal income tax. As such, feeder funds are allocated for tax purposes their respective share of the Portfolio’s ordinary income and realized gains or losses. It is intended that the Portfolio will continue to be managed in such a way that its feeder funds will be able to satisfy the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies.

Management of the Portfolio has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

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Notes to Financial Statements—April 30, 2022 (Unaudited) (continued)

3. Investment Valuation Summary

The valuation techniques employed by the Portfolio, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Portfolio’s investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets

●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Exchange traded domestic equity securities are valued at the last sale price on a national securities exchange (except the Nasdaq Stock Market), or in the absence of recorded sales, at the readily available closing bid price on such exchanges. Securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price on the date of valuation. Domestic equity securities that are not traded on an exchange are valued at the quoted bid price in the over-the-counter market. These securities are typically categorized as Level 1 in the fair value hierarchy.

Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Investments in other mutual funds are valued at their net asset values (“NAVs”), as reported by such mutual funds and are typically categorized as Level 1 in the fair value hierarchy.

Securities or other assets for which market quotations or an independent pricing service evaluation are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by the Portfolio include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

As of April 30, 2022, all investments were categorized as Level 1 in the fair value hierarchy. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments.

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly owned subsidiary of HSBC USA, Inc., a registered bank holding company under the laws of the United States, acts as Investment Adviser to the Portfolio. As Investment Adviser, HSBC manages the investments of the Portfolio and continuously reviews, supervises, and administers the Portfolio’s investments pursuant to an Investment

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Notes to Financial Statements—April 30, 2022 (Unaudited) (continued)

Advisory Contract. Westfield Capital Management Company, L.P. (“Westfield”) serves as subadviser for the Portfolio and is paid for its services directly by the Portfolio.

For their services, the Investment Adviser and Westfield receive in aggregate, a fee, accrued daily and paid monthly, at an annual rate of 0.80% of the Portfolio’s average daily net assets. Currently, the Investment Adviser’s contractual fee is 0.25% and Westfield’s contractual fee is 0.55%.

Effective on or about June 30, 2022, RadiantESG Global Investors LLC (“RadiantESG”) will replace Westfield Capital Management Company, L.P. as subadviser to the Portfolio. RadiantESG’s contractual fee will be 0.35%.

Administration, Fund Accounting and Other Services:

HSBC also serves as the Portfolio’s Administrator. Under the terms of the Administration Services Agreement, HSBC receives from the Portfolio (as well as other funds in the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate (%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0265
In excess of $50 billion	0.0245

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trust, however, the assets of the funds of the HSBC Funds that invest in the Portfolio are not double-counted. For the six-month period ended April 30, 2022, the effective annualized rate was 0.032%, prior to any fee waivers or expense reimbursements, based on the average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust. For assets invested in the Portfolio by the HSBC Funds, the Portfolio pays half of the administration fee and the feeder funds pay half of the administration fee, for a combination of the total fee rate set forth above.

Pursuant to a Sub-Administration Services Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trust’s Sub-Administrator. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth below:

Based on Average Daily Net Assets of	Fee Rate (%)
Up to $10 billion	0.0200
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0065
In excess of $50 billion	0.0045

Under a Services Agreement between the Trust and Citi (the “Services Agreement”), Citi makes an individual available to serve as the Trust’s Chief Compliance Officer (the “CCO”). Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program, including support services to the CCO. For the services provided under the Services Agreement, the Trust paid Citi $156,958 for the six-month period ended April 30, 2022, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by the Portfolio are reflected on the Statement of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

In addition, Citi provides fund accounting services for the Portfolio under the Services Agreement. For its services to the Portfolio, Citi receives an annual fee per portfolio, subject to certain minimums and reimbursement of certain expenses. Citi receives additional fees paid by the Trust for regulatory administration services.

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Notes to Financial Statements—April 30, 2022 (Unaudited) (continued)

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board. The Independent Trustees also receive a fee for each regular, special, and informational meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trust and are presented in the Statement of Operations.

Other:

The Portfolio may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser. For the six-month period ended April 30, 2022, the Portfolio did not purchase any such securities.

The Portfolio may use related party broker-dealers. For the six-month period ended April 30, 2022, there were no brokerage commissions paid to broker-dealers affiliated with the Adviser.

The Adviser and its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Portfolio invest.

5. Investment Transactions:

Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the six-month period ended April 30, 2022 were as follows:

	Purchases ($)	Sales ($)
Opportunity Portfolio	31,513,323	39,288,666

6. Investment Risks:

The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Portfolio’s performance. The Portfolio may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, even if such hedging techniques are employed, there is no assurance that they will be successful.

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day.

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, social, political, economic and regulatory risks.

Market Risk: The value of the Portfolio’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Portfolio’s investments in a different country or geographic region. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Portfolio and its investments.

7. Federal Income Tax Information:

As of the tax year ended October 31, 2021, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

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Notes to Financial Statements—April 30, 2022 (Unaudited) (continued)

				Net Unrealized
				Appreciation/
		Tax Unrealized	Tax Unrealized	(Depreciation)
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	($)*
Opportunity Portfolio	80,889,008	24,007,197	(3,533,624)	20,473,573
____________________

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

8.	Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no adjustments or additional disclosures were required to the financial statements as of April 30, 2022.

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Investment Adviser Contract Approvals (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in-person meeting for an initial period of up to two years and thereafter on an annual basis. In light of the current and potential effects of COVID-19, the U.S. Securities and Exchange Commission (the “SEC”) has granted temporary exemptive relief from this in-person approval requirement pursuant to an exemptive order under Section 6(c) and Section 38(a) of the 1940 Act (the “Exemptive Order”). A summary of the material factors considered by the Independent Trustees and the Board of Trustees (the “Board”) of HSBC Funds (the “Trust”) in connection with approving the renewal of the investment advisory and sub-advisory agreements for each series of the Trust (each, a “Fund”) and the conclusions the Independent Trustees and Board reached in considering the factors are set forth below.

Annual Continuation of Advisory and Sub-Advisory Agreements

On October 28, 2021 and December 10, 2021, the Independent Trustees met separately in executive sessions that took place via Zoom (the “Executive Sessions”) to consider the renewal of the: (i) Investment Advisory Contract and related Supplements (“Advisory Contracts”) between the Trust and the Adviser and (ii) Sub-Advisory Agreement (“Sub-Advisory Contract” and, together with the Advisory Contracts, the “Agreements”) between the Adviser and the investment sub-adviser (“Sub-Adviser”) on behalf of one of the Funds. At the December 10, 2021 meeting of the Board, which took place via Zoom (the “December Meeting”), the Board, relying on the Exemptive Order, unanimously voted to approve the continuation of the Agreements.

Prior to the December Meeting and Executive Sessions, the Independent Trustees requested, received and reviewed information to help them evaluate the renewal of the Agreements. This information included, among other things, information about: (i) the services that the Adviser and Sub-Adviser provide; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Strategic Insight; (iv) trading practices of the Adviser and Sub-Adviser, as available; (v) fees received or to be received by the Adviser and Sub-Adviser, including in comparison to the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (vi) total expense ratios, including in comparison to the total expense ratios of other similar funds provided by Strategic Insight; (vii) the profitability of the Adviser and the Sub-Adviser; (viii) compliance-related matters pertaining to the Adviser and Sub-Adviser; (ix) regulatory developments, including rulemaking initiatives of the SEC; and (x) other information regarding the nature, extent and quality of services provided by the Adviser and the Sub-Adviser under their respective Agreements. In light of the COVID-19 pandemic and consequential market downturn, the Independent Trustees requested that in providing the aforementioned information, the Adviser consider whether any discussion of any issues arising as a direct or indirect result of the pandemic is warranted, specifically with respect to the pandemic’s effect on the Adviser’s personnel, operations, profitability, or any other aspect of the Adviser’s business.

The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in periodic executive and private sessions at which no representatives of management were present, including during the Executive Sessions. During the October 28, 2021 Executive Session and prior to voting to continue the Agreements, the Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.

The Board, including the Independent Trustees, considered and reviewed, among other things: (i) the information provided in advance of the December Meeting and Executive Sessions; (ii) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the Trust’s arrangements with the unaffiliated Sub-Adviser to the Trust, Westfield Capital Management Company, LP (“Westfield”); (iv) the fees paid to the Adviser pursuant to the Trust’s agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement and Operational Support Services Agreement, and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (v) regulatory considerations; (vi) the Adviser’s multi-manager function and the level of oversight services provided to the HSBC Opportunity Portfolio; (vii) the Adviser’s advisory services with respect to the Funds that are money market funds (“Money Market Funds”); (viii) the Adviser’s profitability and direct and indirect expenses; and (ix)

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Investment Adviser Contract Approvals (Unaudited) (continued)

additional information provided by the Adviser at the request of the Independent Trustees, following the October 28, 2021 Executive Session.

In addition, the Board took into consideration its overall experience with the Adviser and the Sub-Adviser, and its experience with them during the prior year, as well as information contained in the various written and oral reports provided to the Board, including but not limited to quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser and the Sub-Adviser. As a result of this process, at the meeting held on December 10, 2021, the Board unanimously agreed to approve the continuation of the Agreements with respect to each Fund. The Board reviewed materials and made their respective determinations on a Fund-by-Fund basis.

Nature, Extent, and Quality of Services Provided by Adviser and Sub-Adviser. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the assets of the HSBC Family of Funds; (iv) the Adviser’s ongoing commitment to the Funds; (iv) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Funds’ business; (v) the capabilities and performance of the Adviser’s portfolio management teams and other personnel; (vi) the effects of the COVID-19 pandemic on the Adviser’s ability to oversee the Trust and manage the day-to-day operations of the Funds in a completely remote working environment; and (vii) the support, in terms of personnel, allocated by the Adviser to the Funds.

With respect to the Money Market Funds, the Board also considered the additional yield support, in the form of additional expense reductions, provided by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact these subsidies and waivers had on the profitability of the Funds to the Adviser. In addition, the Board considered the Adviser’s performance in fulfilling its responsibilities with respect to the Funds’ compliance policies and procedures and investment objectives, and in overseeing the Sub-Adviser’s compliance with the same. Furthermore, the Board took into consideration the extent and amount of work being undertaken to manage the Money Market Funds in a challenging interest rate environment.

The Board, including the Independent Trustees, also examined the nature, quality and extent of the services that the Sub-Adviser provides to the HSBC Opportunity Portfolio. In this regard, the Board considered the investment performance, as described below, and the portfolio risk characteristics achieved by the Sub-Adviser and the Sub-Adviser’s portfolio management team, its experience, and the quality of its compliance programs, among other factors.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services provided by the Adviser and Sub-Adviser supported continuance of the Agreements.

Investment Performance of the Funds, Adviser and Sub-Adviser. The Board, including the Independent Trustees, considered the investment performance of each Fund over various periods of time, as compared to comparable peer funds, one or more benchmark indices and other accounts managed by the Adviser and Sub-Adviser.

In the context of the HSBC Opportunity Portfolio, the Board discussed Fund expenses, including the sub-advisory fees paid to Westfield, recent performance, recent performance as compared to the competitive peers of the HSBC Opportunity Portfolio, and Westfield’s efforts to obtain best execution.

For the Money Market Funds, the Board considered the additional yield support that the Adviser had provided in order for the Money Market Funds to maintain positive yield and performance and their competitiveness.

The Board, including the Independent Trustees, considered the Adviser’s commitment to continue to evaluate and undertake actions to help generate competitive investment performance. The Board, including the Independent Trustees, concluded that under the circumstances, the investment performance of each Fund was such that each Agreement should continue.

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Investment Adviser Contract Approvals (Unaudited) (continued)

Costs of Services and Profits Realized by the Adviser and Sub-Adviser. The Board, including the Independent Trustees, considered the costs of the services provided by the Adviser and Sub-Adviser and the expense ratios of the Funds more generally. The Board considered the Adviser’s profitability and costs, including, but not limited to, an analysis provided by the Adviser of its estimated profitability attributable to its relationship with each Fund. The Board also considered the contractual advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that, although some competitors had lower fees than the Funds, in general, the Fund’s advisory fees were reasonable in light of the nature and quality of services provided, noting the price competitiveness of the money market industry, as well as the resources, expertise and experience provided to the Funds by the Adviser and Sub-Adviser.

The Board also considered information comparing the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser.

The Board further considered the costs of the services provided by the Sub-Adviser, as available; the relative portions of the total advisory fees paid to the Sub-Adviser and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Adviser. In the context of the HSBC Opportunity Portfolio, the Board considered the sub-advisory fee structure. In addition, the Board discussed the distinction between the services provided by the Adviser to the HSBC Opportunity Portfolio pursuant to the Advisory Contract and the services provided by the Sub-Adviser pursuant to the Sub-Advisory Contract. The Board also considered information on profitability where provided by the Sub-Adviser.

The Board, including the Independent Trustees, concluded that the advisory fees payable to the Adviser and the HSBC Opportunity Portfolio’s Sub-Adviser were reasonable in light of the factors set forth above.

Other Relevant Considerations. The Board, including the Independent Trustees, also considered the extent to which the Adviser and Sub-Adviser had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Board also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds and noted the Adviser’s entrepreneurial commitment to the Funds. In addition, the Board considered certain information provided by the Adviser and Sub-Adviser with respect to the benefits they may derive from their relationships with the Funds, including the fact that Westfield has “soft dollar” arrangements with respect to HSBC Opportunity Portfolio brokerage and therefore may have access to research and other permissible services. Finally, the Board considered, based on information provided by the Adviser, changes to the Adviser’s business strategy which would directly impact the Trust during the term for which the Agreements were to be approved.

In approving the renewal of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds. The Board evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present at the Meeting (including a separate unanimous vote of the Independent Trustees present at the Meeting) approved the continuation of each Agreement.

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Investment Subadviser Contract Approvals (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in-person meeting for an initial period of up to two years and thereafter on an annual basis. In light of the current and potential effects of COVID-19, the U.S. Securities and Exchange Commission (the “SEC”) has granted temporary exemptive relief from this in-person approval requirement pursuant to an exemptive order under Section 6(c) and Section 38(a) of the 1940 Act (the “Order”). A summary of the material factors considered by the Independent Trustees and the Board of Trustees (the “Board”) of HSBC Funds (the “Trust”) in connection with approving a new sub-advisory agreement (the “Sub-Advisory Agreement”) between HSBC Global Asset Management (USA) Inc. (“AMUS” or the “Adviser”) and RadiantESG Global Investors LLC (“RadiantESG” or the “Sub-Adviser”) on behalf of the HSBC RadiantESG U.S. Smaller Companies Portfolio (formerly, HSBC Opportunity Portfolio) (the “Fund”), a series of the Trust in which the HSBC RadiantESG U.S. Smaller Companies Fund (formerly, HSBC Opportunity Fund) and HSBC RadiantESG U.S. Smaller Companies Fund (Class I) (formerly, HSBC Opportunity Fund (Class I)) invest all of their investable assets, and the conclusions the Independent Trustees and Board reached in considering the factors are set forth below.

Approval of Sub-Advisory Agreement

The Independent Trustees met separately in executive sessions outside the presence of management that took place via Zoom (the “Executive Sessions”), including on April 25, 2022, to consider the approval of the Sub-Advisory Agreement. At the April 25, 2022 meeting of the Board, which took place via Zoom (the “April Meeting”), the Board, relying on the Order and at the recommendation of AMUS, unanimously voted to approve the Sub-Advisory Agreement and replace the Fund’s current investment sub-adviser with RadiantESG.

Prior to the April Meeting and Executive Sessions, the Independent Trustees requested, received and reviewed information to help them evaluate the approval of the Sub-Advisory Agreement. This information included, among other things, information about: (i) the proposed services that the Sub-Adviser would provide and the background and experience of the Sub-Adviser’s management and investment teams; (ii) the proposed principal investment strategy for the Fund that would be implemented by the Sub-Adviser, including how the proposed investment strategy compares to the Fund’s current principal investment strategy; (iii) the manner in which the Sub-Adviser would incorporate certain environmental, social and governance (“ESG”) criteria into its investment process and the potential impact to the Fund’s performance; (iv) the back-tested performance of the proposed principal investment strategy for the Fund that would be implemented by the Sub-Adviser and historical performance information for the Sub-Adviser’s investment team while they were at Rosenberg Equities; (v) fees to be received by the Sub-Adviser, including in comparison to the sub-advisory fee paid by the Fund under the current sub-advisory agreement; (vi) total expense ratios, including in comparison to the Fund’s total expense ratio under the current sub-advisory agreement; (vii) the anticipated profitability of the Sub-Adviser; (viii) the basis for the Adviser’s recommendation to replace the Fund’s current investment sub-adviser with RadiantESG and the nature of HSBC Global Asset Management Limited’s minority stake in, and strategic partnership with, RadiantESG; (ix) the investment and operational due diligence reviews conducted by the Adviser and its affiliates and the Trust’s Chief Compliance Officer and the Sub-Adviser’s control and compliance environment; (x) the alternatives to replacing the Fund’s current sub-adviser with RadiantESG; and (xi) other information regarding the nature, extent and quality of services to be provided by the Sub-Adviser under the Sub-Advisory Agreement.

The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in periodic executive and private sessions at which no representatives of management were present, including during the Executive Sessions. During the April 25, 2022 Executive Session and prior to voting to approve the Sub-Advisory Agreement, the Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed approval of the Sub-Advisory Agreement. The Independent Trustees also considered a memorandum from the Fund’s counsel addressing the Trust’s exemptive order received from the SEC that allows the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with certain unaffiliated sub-advisers with the approval of the Board, but without shareholder approval.

HSBC FAMILY OF FUNDS	37

HSBC FAMILY OF FUNDS
Investment Subadviser Contract Approvals (Unaudited) (continued)

The Board, including the Independent Trustees, considered and reviewed, among other things: (i) the information provided in advance of the April Meeting and Executive Sessions; (ii) the Fund’s investment advisory and expense limitation agreements with the Adviser, including a proposed extension and modification of the expense limitation agreement to reduce the Fund’s expense ratios to pass through to shareholders the savings expected to be realized by reducing the level of sub-advisory fees to be paid under the Sub-Advisory Agreement; (iii) regulatory considerations; (iv) the Adviser’s multi-manager function and the level of oversight services to be provided to the Fund; and (v) additional information provided by the Adviser at the request of the Independent Trustees.

Nature, Extent, and Quality of Services Provided by Adviser and Sub-Adviser. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services to be provided by the Sub-Adviser, as well as the quality and experience of the Sub-Adviser’s management and investment teams. In this regard, the Board acknowledged that, although the Sub-Adviser’s investment team has experience managing mutual funds, the Sub-Adviser is a newly-formed company, and the Board relied on the investment and operational due diligence reviews conducted by the Adviser and its affiliates to assess the Sub-Adviser. The Board also considered the Adviser’s oversight processes and supervisory responsibility for the Fund.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services to be provided by the Sub-Adviser supported approval of the Sub-Advisory Agreement.

Investment Performance of the Sub-Adviser. The Board, including the Independent Trustees, considered that, as a newly-formed company, the Sub-Adviser has limited performance and operational history. The Board, including the Independent Trustees, requested and reviewed the back-tested performance of the proposed principal investment strategy for the Fund that would be implemented by the Sub-Adviser and historical performance information for the Sub-Adviser’s investment team while they were at Rosenberg Equities.

Costs of Services and Profits Realized by the Sub-Adviser. The Board, including the Independent Trustees, considered the costs of the services to be provided by the Sub-Adviser and the expense ratio of the Fund. The Board considered how the fees under the Sub-Advisory Agreement compared to the fees charged under the current sub-advisory arrangement. In this regard, the Board acknowledged that RadiantESG would be paid 0.35% of average daily net assets, a reduction from the 0.55% paid to the Fund’s current investment sub-adviser, and that the reduction in sub-advisory fees would be passed through to shareholders by adjusting the expense limitation agreement, resulting in lower net expense ratios (after waivers/reimbursements) in each share class. The Board also considered the start-up nature of the Sub-Adviser. The Board further considered relative portions of the total advisory fees to be paid to the Sub-Adviser and to be retained by the Adviser in its capacity as the Fund’s investment adviser and the services to be provided by the Adviser and Sub-Adviser. In addition, the Board discussed the distinction between the services to be provided by the Adviser to the Fund pursuant to the Advisory Contract and the services to be provided by the Sub-Adviser pursuant to the Sub-Advisory Contract.

The Board, including the Independent Trustees, concluded that the advisory fees to be paid to the Sub-Adviser were reasonable in light of the factors set forth above.

Other Relevant Considerations. The Board, including the Independent Trustees, also considered AMUS’s commitment to providing enhanced oversight of the Sub-Adviser, given its status as an emerging advisor. The Board, including the Independent Trustees, also considered the capitalization of the Sub-Adviser and how it might affect the Sub-Adviser going forward.

In approving the Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote at the April Meeting (including a separate unanimous vote of the Independent Trustees) approved the Sub-Advisory Agreement.

38        HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Operation and Implementation of the Liquidity Risk Management Program (Unaudited)

The HSBC Funds (the “Trust”) has implemented a liquidity risk management program (“Liquidity Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended. The Liquidity Program is designed to assess and manage the non-money market Funds’ liquidity risk, which is the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the Liquidity Program as well as the designation of the Fund Liquidity Review Group, which consists of investment, operations, risk, and compliance representatives from HSBC Global Asset Management (USA), Inc., to administer the Liquidity Program, subject to the oversight of the Board. The Fund Liquidity Review Group may engage third parties to perform certain functions under the Liquidity Program.

On March 23, 2022, the Fund Liquidity Review Group presented to the Board its annual report on the Liquidity Program (the “Annual Liquidity Report”). The Annual Liquidity Report, which covered the period from January 1, 2021 through December 31, 2021 (the “Review Period”), reviewed the operation of the Liquidity Program and assessed the adequacy and effectiveness of the Liquidity Program’s implementation. The Annual Liquidity Report addressed the key components of the Liquidity Program, including the periodic assessment of the applicable Funds’ liquidity risk based on a number of factors (including a Fund’s investment strategy and liquidity of its portfolio investments), classification of portfolio investments into one of four liquidity categories, 15% limit on the applicable Funds’ acquisition of illiquid investments, highly liquid investment minimum requirements, and processes related to in-kind redemptions.

As reflected in the Annual Liquidity Report, the Fund Liquidity Review Group concluded that: (1) the Liquidity Program continues to be reasonably designed to effectively assess and manage each applicable Fund’s liquidity risk; (2) each applicable Fund’s liquidity risk continues to be appropriate in light of the Fund’s investment objective and strategies and each applicable Fund’s investment strategies continue to be appropriate for an open-end management investment company; and (3) the Liquidity Program has been adequately and effectively implemented with respect to each applicable Fund during the Review Period.

HSBC FAMILY OF FUNDS       39

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2022 (Unaudited)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period beginning November 1, 2021 and held through the period ended April 30, 2022.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended April 30, 2022.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the columns under the heading entitled “Hypothetical” are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical
			Actual		(5% return before expenses)
	Annualized	Beginning	Ending		Ending
	Expense	Account	Account	Expenses	Account	Expenses
	Ratio During	Value	Value	Paid During	Value	Paid During
	Period	11/1/21	4/30/22	Period(1)	4/30/22	Period(1)
Opportunity Portfolio	1.84%	$1,000.00	$780.20	$8.12	$1,015.67	$9.20
____________________

(1)	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.)

40       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Other Information (Unaudited)

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Funds file their portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter with the SEC on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter is available on the SEC’s website at http://www.sec.gov. The Funds’ Schedules of Investments will be available no later than 60 days after each period end, without charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HSBC FAMILY OF FUNDS       41

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SUB-ADVISER

HSBC Opportunity Portfolio
Westfield Capital Management Company, L.P.
One Financial Center
Boston, MA 02111

RadiantESG Global Investors LLC*
21 Orinda Way, Suite C-546
Orinda, CA 94563

*Effective on or about June 30, 2022, RadiantESG Global Investors LLC replaced Westfield Capital Management Company, L.P. as the Fund's investment subadvisor.

Investment products:

ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients

HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders

HSBC Funds
P.O. Box 8106
Boston, MA 02266-8106
1-800-782-8183

TRANSFER AGENT

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

DISTRIBUTOR

Foreside Distribution Services, L.P.
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at www.investorfunds.us.hsbc.com. Investors should read the prospectus carefully before investing or sending money.

HSB-SAR-EQF-0622	06/22

Item 2. Code of Ethics.

Not applicable – only for annual reports

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as a part of the report to shareholders filed under Item 1.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable – Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Funds

By (Signature and Title)	/s/ Stefano R. Michelagnoli
Stefano R. Michelagnoli, President, (Principal Executive Officer)

Date	June 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Stefano R. Michelagnoli
Stefano R. Michelagnoli, President, (Principal Executive Officer)

Date	June 29, 2022

By (Signature and Title)	/s/ Denise Lewis
Denise Lewis, Treasurer, (Principal Financial Officer)

Date	June 29, 2022